                             MEMBERS(R) MUTUAL FUNDS
    SUPPLEMENT DATED JUNE 15, 2007 TO THE PROSPECTUS DATED FEBRUARY 28, 2007

EFFECTIVE JUNE 15, 2007 THIS SUPPLEMENT AMENDS THE PROSPECTUS OF THE MEMBERS MUTUAL FUNDS DATED FEBRUARY 28, 2007.

1. THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT ADVISER" ON PAGE 46:
     Except for the Allocation Funds, each fund's management fee will be reduced by five basis points (0.05%) on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

2. INVESTMENT ADVISER PAST PERFORMANCE FOR THE MEMBERS SMALL CAP VALUE FUND AND MEMBERS SMALL CAP GROWTH FUND IS ADDED AS APPENDIX A AFTER PAGE 55 OF THE FINANCIAL HIGHLIGHTS AS FOLLOWS:

                APPENDIX A - INVESTMENT ADVISER PAST PERFORMANCE

                       WELLINGTON MANAGEMENT COMPANY, LLP,
                 SUBADVISER TO THE MEMBERS SMALL CAP VALUE FUND

                     PARADIGM ASSET MANAGEMENT COMPANY, LLC,
                SUBADVISER TO THE MEMBERS SMALL CAP GROWTH FUND

The following charts set forth the composite performance data relating to the historical performance of institutional private accounts, managed by each of the subadvisers identified above, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Value Fund or Small Cap Growth Fund, as applicable. The data is provided to illustrate the past performance of each subadviser as measured against a specified market index and does not represent the performance of either the Small Cap Value Fund or the Small Cap Growth Fund. Investors should not consider this performance data as an indication of future performance of either the Small Cap Value Fund, the Small Cap Growth Fund, or of either subadviser.

Each subadviser's composite performance data shown below was calculated in accordance with Global Investment Performance Standards (GIPS(R))(1), which may differ from the performance calculation required by Securities and Exchange Commission (SEC) rules. The performance data has been adjusted to reflect the anticipated fees and expenses of the Small Cap Value Fund and the Small Cap Growth Fund, including the 1.50% annualized expense limit that MCA has agreed to through February 28, 2008. If the expense limitation is terminated, the expenses of the Small Cap Value Fund and the Small Cap Growth Fund may be higher than the 1.50% expense limitation. If higher expenses were used, the composite performance shown would have been lower.

In adjusting the composite performance for the anticipated fees and expenses of the Small Cap Value and Small Cap Growth Funds, the anticipated fees and expenses were deducted on a quarterly basis. If the fees and expenses had been deducted on a daily basis, as they are for the Small Cap Value Fund and Small Cap Growth Fund, performance would have been lower. In addition, the performance data does not reflect the deduction of any sales loads, which would have the effect of further reducing the performance.

The private accounts included in the composite performance shown below are not registered investment companies and, thus, are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on registered investment companies, such as the MEMBERS Mutual Funds, by the Investment Company Act of 1940 and by Subchapter M of the Internal Revenue Code. If these requirements, restrictions, and limitations applied to the private accounts, the composite performance shown below may have been adversely affected.

                       WELLINGTON MANAGEMENT COMPANY, LLP
                (SUBADVISER TO THE MEMBERS SMALL CAP VALUE FUND)

          COMPOSITE PERFORMANCE FOR SMALL CAP VALUE INVESTMENT STRATEGY

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006):

                             1 YEAR    3 YEARS    5 YEARS    SINCE INCEPTION 12/31/99
                             ------    -------    -------    ------------------------
Wellington Composite         19.19%    16.26%     16.95%            19.75%
Russell 2000(R) Value Index  23.48%    16.48%     15.37%            16.21%


                               DATE      COMPOSITE           RUSSELL 2000(R) VALUE
                               ----      ---------           ---------------------
Best Calendar Quarter:        2Q 03        20.99%                   22.72%
Worst Calendar Quarter        3Q 02       -16.17%                  -21.29%


TOTAL RETURNS (FOR PERIODS ENDED 12/31):

YEAR       COMPOSITE    RUSSELL 2000(R) VALUE
-----      ---------    ---------------------
2006         19.19%            23.48%
2005          9.76%             4.71%
2004         20.12%            22.25%
2003         42.56%            46.03%
2002         -2.34%           -11.43%
2001         34.79%            14.03%
2000         19.75%            22.82%




                     PARADIGM ASSET MANAGEMENT COMPANY, LLC
               (SUBADVISER TO THE MEMBERS SMALL CAP GROWTH FUND)

         COMPOSITE PERFORMANCE FOR SMALL CAP GROWTH INVESTMENT STRATEGY

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006):

                             1 YEAR    3 YEARS    5 YEARS     10 YEARS
                             ------    -------    -------     --------
Paradigm Composite           11.54%    10.95%      7.32%        6.52%
Russell 2000(R) Growth Index 13.34%    10.50%      6.92%        4.87%

                               DATE    COMPOSITE         RUSSELL 2000(R) GROWTH
                               ----    ---------         ----------------------
Best Calendar Quarter:        4Q 99      37.06%                  33.39%
Worst Calendar Quarter        3Q 01     -23.47%                 -28.08%


TOTAL RETURNS (FOR PERIODS ENDED 12/31):

YEAR       COMPOSITE    RUSSELL 2000(R) GROWTH
----       ---------    ----------------------
2006         11.54%            13.34%
2005          7.71%             4.15%
2004         13.54%            14.30%
2003         38.51%            48.54%
2002        -24.66%           -30.26%
2001        -11.25%            -9.22%
2000         -9.60%           -22.43%
1999         43.35%            43.09%
1998          1.35%             1.23%
1997         13.37%            12.95%


(1) The GIPS(R) standards are performance presentation standards established by the CFA Institute, a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. These performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                                                             4460-P1124-SUP-0607

                             MEMBERS(R) MUTUAL FUNDS
    SUPPLEMENT DATED JUNE 30, 2007 TO THE PROSPECTUS DATED FEBRUARY 28, 2007

EFFECTIVE JUNE 30, 2007 THIS SUPPLEMENT AMENDS THE PROSPECTUS OF THE MEMBERS MUTUAL FUNDS DATED FEBRUARY 28, 2007.

THE FOLLOWING CHANGES ARE EFFECTIVE IMMEDIATELY:

1. THE FOURTH PARAGRAPH UNDER THE "CHOOSING A SHARE CLASS" SECTION OF THE PROSPECTUS ON PAGE 33 IS AMENDED IN ITS ENTIRETY TO READ AS FOLLOWS:

     Class B shares do not impose a front-end sales charge that is deducted from your initial investment, but they do impose a 12b-1 fee that will result in higher annual operating expenses than you would incur if you purchased Class A shares. Over time, these fees will increase the cost of investing and may make the Class B charges more than the Class A. FOR THIS REASON AND OTHERS, MEMBERS MUTUAL FUNDS DOES NOT NORMALLY ACCEPT PURCHASE ORDERS OF $100,000 OR MORE FOR CLASS B SHARES FROM A SINGLE INVESTOR.

THE FOLLOWING CHANGES ARE EFFECTIVE BEGINNING SEPTEMBER 1, 2007:

1. THE FOLLOWING WAIVER PROVISION IS ADDED UNDER THE SUBSECTION ENTITLED "CLASS A SHARES MAY BE PURCHASED WITHOUT FRONT-END SALES CHARGES BY THE FOLLOWING INDIVIDUALS AND INSTITUTIONS" IN THE "CLASS A SALES CHARGES WAIVERS" SECTION OF THE PROSPECTUS ON PAGE 37:

     - Credit union employees, and employees of non-profit organizations that qualify as tax-exempt under IRC section 501(c), when purchasing shares in a 457(b) Eligible Deferred Compensation Plan.

2. THE FOLLOWING NEW PARAGRAPH IS ADDED AT THE END OF THE "CLASS A SALES CHARGES WAIVERS" SECTION OF THE PROSPECTUS ON PAGE 37:

     The distributor may pay dealers up to 0.75% on investments made in Class A shares with no initial sales charge through programs with the fund's distributor or dealers that have a special arrangement with the fund's distributor. This excludes purchases $1 million and over as described in the Class A Shares Sales Charges and Fees table on page 36.

                             MEMBERS(R) MUTUAL FUNDS

PROSPECTUS                                                     FEBRUARY 28, 2007

                                TABLE OF CONTENTS

                                    THE FUNDS

The fund pages describe the investment objectives, strategies and risks, and fees and expenses of each portfolio (or "fund") of the MEMBERS Mutual Funds.

Conservative Allocation Fund...............................................    1
Moderate Allocation Fund...................................................    3
Aggressive Allocation Fund.................................................    5
Cash Reserves Fund.........................................................    7
Bond Fund..................................................................    9
High Income Fund...........................................................   11
Large Cap Value Fund.......................................................   15
Large Cap Growth Fund .....................................................   17
Mid Cap Value Fund.........................................................   19
Mid Cap Growth Fund........................................................   21
Small Cap Value Fund.......................................................   23
Small Cap Growth Fund......................................................   24
International Stock Fund...................................................   25
Fees and Expenses..........................................................   29

This section explains your account options, sales charges and fees, and how to open an account and purchase, exchange and sell shares with MEMBERS Mutual
Funds.

                                  YOUR ACCOUNT

Choosing a Share Class.....................................................   33
Purchasing Shares..........................................................   34
Sales Charges and Fees.....................................................   36
Selling Shares.............................................................   40
General Policies...........................................................   42
Additional Investor Services...............................................   44
Distributions and Taxes....................................................   44

These sections give you additional information about the MEMBERS Mutual Funds.

INVESTMENT ADVISER.........................................................   45

PORTFOLIO MANAGEMENT.......................................................   46

FINANCIAL HIGHLIGHTS.......................................................   48

Additional information about each fund's investments is available in the MEMBERS Mutual Funds' (the "Trust") annual and semiannual reports to shareholders. In particular, the funds' annual reports will discuss the relevant market conditions and investment strategies used by the funds' portfolio manager(s) that materially affected the funds' performance during the prior fiscal year. Additional information about the funds is available in the Statement of Additional Information (SAI). You may get a copy of any of these reports at no cost by calling 1-800-877-6089 or visiting our website at www.membersfunds.com.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. These funds may not achieve their objectives.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                          CONSERVATIVE ALLOCATION FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    you want a core investment

- seek higher potential returns than bond funds and are willing to accept moderate risk of volatility

-    want a well-diversified and relatively stable investment allocation

                                       or

-    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

                                       or

-    need absolute stability of your principal.

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Scott D. Opsal at MCA is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Conservative Allocation Fund. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE - What is this fund's goal?

The CONSERVATIVE ALLOCATION FUND seeks income, capital appreciation and relative stability of value.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Conservative Allocation Fund invests primarily in shares of underlying funds. The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors (MCA), the fund's investment adviser. Under normal circumstances the fund's total net assets will be allocated among asset classes and underlying funds, including those whose shares trade on a stock exchange ("exchange traded funds" or ETFs), in the following proportions:

      0-20%  money market funds

     30-80%  debt securities (e.g. bond funds);

      0-20%  below investment grade debt securities (e.g. high income funds);

      0-40%  equity securities (e.g. U.S. stock funds);

      0-20%  foreign securities (e.g. international stock and bond funds);

      0-20% alternative asset classes (e.g. real estate investment trust funds, natural resources funds, precious metal funds).

MCA may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

     - Asset allocation optimization analysis which considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund's aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

     - Scenario analysis which analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

     - Fundamental analysis which draws upon MCA's equity and fixed income professionals to judge each asset class against current and potential market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

     - MCA's Investment Policy Committee (IPC) recommendations for the asset allocation mix and mutual fund ownership guidelines (affiliated and unaffiliated) in a manner consistent with the fund's objective.

PRINCIPAL RISKS


What are the main risks of investing in this fund?

The fund is a fund of funds, meaning that it invests primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is most subject to INTEREST RATE RISK, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

                          CONSERVATIVE ALLOCATION FUND

PRINCIPAL RISKS (continued from previous page)

The fund, through the underlying funds, is also subject to CREDIT RISK, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also PREPAYMENT/EXTENSION risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments typically reducing the underlying fund's return. To the extent that the underlying funds invest in NON-INVESTMENT GRADE SECURITIES (i.e., "junk" bonds), the fund is also subject to above-average credit, market and other risks.

While the majority of the fund's assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, this fund is subject to MARKET RISK, the risk that the value of an investment may fluctuate in response to stock market movements.

To the extent that the fund invests in FOREIGN SECURITIES, it will be subject to the risks related to such securities. A further discussion of the risks associated with FOREIGN SECURITIES is included in the principal risks section of the Aggressive Allocation Fund page and in the SAI.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

HOW HAS THE CONSERVATIVE ALLOCATION FUND PERFORMED?

Calendar year total returns for Class A shares are not available because the fund is new. Year-to-year returns will be made available once the fund has been in operations for at least one calendar year.

HOW DOES THE PERFORMANCE OF THE CONSERVATIVE ALLOCATION FUND COMPARE TO THE CONSERVATIVE ALLOCATION MARKET?

The following table compares the performance of each class of shares of the Conservative Allocation Fund with the performance of the Merrill Lynch U.S. Domestic Master Index and the Conservative Allocation Fund Custom Index(1) which are measures of the performance of the relevant markets.

                              AVERAGE TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                 Since Inception
                                                                    6/30/2006
                                                                 ---------------
CLASS A SHARES
   Return Before Taxes                                                0.79%
   Return After Taxes on Distributions                                0.38%
   Return After Taxes on Distributions and Sale of Fund Shares        0.52%

CLASS B SHARES
   Return Before Taxes                                                2.14%

MERRILL LYNCH U.S. DOMESTIC MASTER INDEX                              5.50%

CONSERVATIVE ALLOCATION FUND CUSTOM INDEX(1)                          7.01%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares). Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

(1) The Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Domestic Index, 30% Russell 100 Index and 15% 90-day U.S. Treasury Bill.

                            MODERATE ALLOCATION FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    want a well-diversified investment allocation

- have long term investment goals but are more concerned with the stability than with the growth of your investment

-    need a core investment

                                       or

- seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income)

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

                                       or

-    require a high degree of stability of your principal.

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Scott D. Opsal at MCA is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Moderate Allocation Fund. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE - What is this fund's goal?

The MODERATE ALLOCATION FUND seeks capital appreciation, income and moderated market risk.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Moderate Allocation Fund invests primarily in shares of underlying funds. The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors (MCA), the fund's investment adviser. Under normal circumstances the fund's total net assets will be allocated among asset classes and underlying funds, including those whose shares trade on a stock exchange ("exchange traded funds" or ETFs), in the following proportions:

    0-15%  money market funds;

   10-60%  debt securities (e.g. bond funds);

    0-20%  below investment grade debt securities (e.g. high income funds);

   30-80%  equity securities (e.g. U.S. stock funds);

    0-30%  foreign securities (e.g. international stock and bond funds);

    0-20% alternative asset classes (e.g. real estate investment trust funds, natural resources funds, precious metal funds).

MCA may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

     - Asset allocation optimization analysis which considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund's aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

     - Scenario analysis which analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

     - Fundamental analysis which draws upon MCA's equity and fixed income professionals to judge each asset class against current and potential market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

     - MCA's Investment Policy Committee (IPC) recommendations for the asset allocation mix and mutual fund ownership guidelines (affiliated and unaffiliated) in a manner consistent with the fund's objective.


PRINCIPAL RISKS

What are the main risks of investing in this fund?

The fund is a fund of funds, meaning that it invests primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

                            MODERATE ALLOCATION FUND

PRINCIPAL RISKS (continued from previous page)

The fund, through the underlying funds, is subject to both MARKET RISK and INTEREST RATE RISK, meaning the value of your investment will fluctuate in response to stock and bond market movements and changes in interest rates. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES

     -    FOREIGN SECURITIES

     -    MORTGAGE-BACKED SECURITIES

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain. Foreign securities have additional risks relating to the rate of currency exchange and varying political situations. Mortgage-backed securities are subject to PREPAYMENT and EXTENSION RISKS. A further discussion of the risks associated with foreign securities is included in the principal risks section of the Aggressive Allocation Fund page and in the SAI.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

HOW HAS THE MODERATE ALLOCATION FUND PERFORMED?

Calendar year total returns for Class A shares are not available because the fund is new. Year-to-year returns will be made available once the fund as been in operations for at least one calendar year.

HOW DOES THE PERFORMANCE OF THE MODERATE ALLOCATION FUND COMPARE TO THE MODERATE ALLOCATION MARKET?

The following table compares the performance of each class of shares of the Moderate Allocation Fund with the performance of the Russell 1000(R) Index and the Moderate Allocation Fund Custom Index(1) which are measures of the performance of the relevant markets.

                              AVERAGE TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                 Since Inception
                                                                    6/30/2006
                                                                 ---------------
CLASS A SHARES
   Return Before Taxes                                                 3.25%
   Return After Taxes on Distributions                                 2.84%
   Return After Taxes on Distributions and Sale of Fund Shares         2.11%

CLASS B SHARES
   Return Before Taxes                                                 4.63%

RUSSELL 1000(R) INDEX                                                 12.16%

MODERATE ALLOCATION FUND CUSTOM INDEX(1)                               9.76%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares). Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

(1) The Moderate Allocation Fund Custom Index consists of 50% Russell 3000(R) Index, 30% Merrill Lynch U.S. Domestic Index, 10% MSCI EAFE Index and 10% 90-day U.S. Treasury Bill.

                           AGGRESSIVE ALLOCATION FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept significantly greater risk for the potential of higher long-term returns

-    want to diversify your investments

                                       or

- are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

                                       or

-    are uncomfortable with an investment whose value may vary substantially.

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Scott D. Opsal at MCA is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Aggressive Allocation Fund. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE - What is this fund's goal?

The AGGRESSIVE ALLOCATION FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Aggressive Allocation Fund invests primarily in shares of underlying funds. The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors (MCA), the fund's investment adviser. Under normal circumstances the fund's total net assets will be allocated among asset classes and underlying funds, including those whose shares trade on a stock exchange ("exchange traded funds" or ETFs), in the following proportions:

     0-10%     money market funds;

     0-30% debt securities, all of which could be in below investment grade debt securities (e.g. bond and high income funds);

     40-100%   equity securities (e.g. U.S. stock funds);

     0- 50%    foreign securities (e.g. international stock and bond funds);

     0- 20% alternative asset classes (e.g. real estate investment trust funds, natural resources funds, precious metal funds).

MCA may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

     - Asset allocation optimization analysis which considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund's aim to achieve a favorable overall risk profile for any targeted level of portfolio return.


     - Scenario analysis which analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

     - Fundamental analysis which draws upon MCA's equity and fixed income professionals to judge each asset class against current and potential market conditions. Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

     - MCA's Investment Policy Committee (IPC) recommendations for the asset allocation mix and mutual fund ownership guidelines (affiliated and unaffiliated) in a manner consistent with the fund's objective.

PRINCIPAL RISKS


What are the main risks of investing in this fund?

The fund is a fund of funds, meaning that it invests primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, the fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment.

The fund, through the underlying funds, is most subject to MARKET RISK, the risk that the value of an investment will fluctuate in response to stock market movements. Certain of the

                           AGGRESSIVE ALLOCATION FUND

PRINCIPAL RISKS (continued from previous page)

underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market. To the extent that the fund invests in underlying funds that invest in debt securities, the fund may also be subject to INTEREST RATE RISK.

To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES

     -    FOREIGN SECURITIES

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain. Foreign securities have additional risks relating to the rate of currency exchange and varying political situations. The risks of international investing are higher in EMERGING MARKETS such as those of Latin America, Africa, Asia and Eastern Europe.

The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Additionally, the fund is subject to ASSET ALLOCATION RISK, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

HOW HAS THE AGGRESSIVE ALLOCATION FUND PERFORMED?

Calendar year total returns for Class A shares are not available because the fund is new. Year-to-year returns will be made available once the fund has been in operations for at least one calendar year.

HOW DOES THE PERFORMANCE OF THE AGGRESSIVE ALLOCATION FUND COMPARE TO THE AGGRESSIVE ALLOCATION MARKET?

The following table compares the performance of each class of shares of the Aggressive Allocation Fund with the performance of the Russell 3000(R) Index and the Aggressive Allocation Fund Custom Index(1) which are measures of the performance of the relevant markets.

                              AVERAGE TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                 Since Inception
                                                                    6/30/2006
                                                                 ---------------
CLASS A SHARES
   Return Before Taxes                                                 5.63%
   Return After Taxes on Distributions                                 5.15%
   Return After Taxes on Distributions and Sale of Fund Shares         3.66%
CLASS B SHARES
   Return Before Taxes                                                 7.25%
RUSSELL 3000(R) INDEX                                                 12.06%
AGGRESSIVE ALLOCATION FUND CUSTOM INDEX(1)                            14.67%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares). Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

(1) The Aggressive Allocation Fund Custom Index consists of 55% Russell 1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index and 8% MSCI Emerging Markets Index.

                               CASH RESERVES FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    require stability of principal

- are seeking a mutual fund for the cash portion of an asset allocation program

-    need to "park" your money temporarily

-    consider yourself a saver rather than an investor

                                       or

-    are investing emergency reserves

You may want to invest fewer of your assets in this fund if you:

-    want federal deposit insurance

-    are seeking an investment that is likely to outpace inflation

- are investing for retirement or other goals that are many years in the future

                                       or

-    are investing for growth or maximum current income

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Edward J. Meier at MEMBERS Capital Advisors is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Cash Reserves Fund. He is supported by a team of sector specialists and analysts. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE

What is this fund's goal?

The CASH RESERVES FUND seeks high current income from money market instruments consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank. Under normal market conditions, the fund will maintain at least 80% of its assets in these securities. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the rating categories and the types of permissible issuers is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

The fund may also lend securities to financial institutions, enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis.

The fund's current 7-day yield may be obtained by calling 1-800-877-6089.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline. However, the fund's investments are high quality and short-term, so there is only a remote possibility that the fund's share value could fall below $1.00, which could reduce the value of your account.

An investment in the CASH RESERVES FUND is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the CASH RESERVES FUND attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

                               CASH RESERVES FUND

HOW HAS THE CASH RESERVES FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Cash Reserves Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the returns would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998 4.98, 1999 4.67, 2000 5.94, 2001 3.79, 2002 1.43, 2003 0.66, 2004 0.84, 2005 2.69, 2006 4.46.

Best Calendar Quarter:    3Q 00   1.54%
Worst Calendar Quarter:   1Q 04   0.13%

PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE CASH RESERVES FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE CASH RESERVES FUND COMPARE TO THE MONEY MARKET?

The following table compares the performance of each class of shares of the Cash Reserves Fund with the performance of the 90-day U.S. Treasury Bill, which is one measure of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                Since Inception   Since Inception
                            1 Year   5 Years       12/29/1997        6/30/2006
                            ------   -------    ---------------   ---------------
CLASS A SHARES               4.46%    2.00%         3.26%               N/A
CLASS B SHARES              -0.83%    0.90%(1)      2.50%(1)            N/A
CLASS Y SHARES                N/A      N/A           N/A               2.37%
90-DAY U.S. TREASURY BILL    4.76%    2.35%         3.50%              2.51%

Class B share returns shown reflect payment of sales charges upon sale at the end of the period.

Class A and Y shares are sold without the imposition of a sales charge therefore returns shown do not reflect sales charges, but do reflect fees and expenses.

The 90-day U.S. Treasury Bill returns shown do not reflect sales charges, fees, expenses or taxes.

(1) The Fund's distributor voluntarily waived a portion of its distribution fee on Class B shares from March 25, 2003 through July 21, 2004. If the portion of the distribution fee was not waived, returns would have been lower.

                                    BOND FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    are seeking a regular stream of income

- are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility

-    want to diversify your investments

- are seeking a mutual fund for the income portion of an asset allocation program

                                       or

-    are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

                                       or

-    require absolute stability of your principal

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Dean "Jack" Call, CFA, at MEMBERS Capital Advisors is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Bond Fund. He is supported by a team of sector specialists and analysts. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE

What is this fund's goal?

The BOND FUND seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

Under normal circumstances, the fund invests at least 80% of its assets in bonds. To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. Duration is a measure of a security's price sensitivity to changes in interest rates. The fund may invest in the following instruments:

     - CORPORATE DEBT SECURITIES: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories;

     - U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     - FOREIGN GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

     - NON-RATED DEBT SECURITIES: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by the fund's investment adviser to have an investment quality equivalent to one of the four highest categories; and

     -    ASSET-BACKED, MORTGAGE-BACKED AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with most income funds, the Bond Fund is subject to INTEREST RATE RISK, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. Loss of money is a risk of investing in this fund.

In addition, the fund is subject to CREDIT RISK, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund. There is also PREPAYMENT/EXTENSION risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund's return.

To the extent that the fund invests in NON-INVESTMENT GRADE SECURITIES, the fund is also subject to above-average credit, market and other risks. Issuers of NON-INVESTMENT GRADE SECURITIES (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

                                    BOND FUND

HOW HAS THE BOND FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Bond Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the returns would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998(1) 6.82, 1999 0.78, 2000 7.79, 2001 7.64, 2002 8.31, 2003 2.86, 2004 3.54, 2005 2.02, 2006 3.76.

Best Calendar Quarter:    3Q 01    4.65%
Worst Calendar Quarter:   2Q 04   -2.58%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE BOND FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE BOND FUND COMPARE TO THE BOND MARKET?

The following table compares the performance of each class of shares of the Bond Fund with the performance of the Merrill Lynch U.S. Domestic Master Index, which is one measure of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                              Since Inception   Since Inception
                                           1 Year   5 Years      12/29/1997        6/30/2006
                                           ------   -------   ---------------   ---------------
CLASS A SHARES
   Return Before Taxes                     -0.94%    3.11%         4.27%(1)           N/A
   Return After Taxes on Distributions     -2.42%    1.60%         2.38%(1)           N/A
   Return After Taxes on Distributions
      and Sale of Fund Shares              -0.64%    1.75%         2.46%(1)           N/A
CLASS B SHARES
   Return Before Taxes                     -1.40%    2.97%         4.02%(1)           N/A
CLASS Y SHARES
   Return Before Taxes                       N/A      N/A           N/A              4.87%
MERRILL LYNCH U.S. DOMESTIC MASTER INDEX    4.32%    5.11%         5.90%             5.50%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

(1) MEMBERS Capital Advisors waived its management fee for the Bond Fund from June 1, 1998 through October 31, 1998. If the management fee were deducted, returns would have been lower.

                                HIGH INCOME FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:


-    are seeking a regular stream of income

- are seeking higher potential returns than most bond funds and are willing to accept significant risk of volatility

-    want to diversify your investments

                                       or

- are seeking a mutual fund for the income portion of an asset allocation program

You may want to invest fewer of your assets in this fund if you:

-    desire relative stability of your principal

                                       or

-    are investing for maximum return over a long time horizon

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

MEMBERS Capital Advisors as adviser may use one or more subadvisers with any of the MEMBERS funds under a "manager of managers" approach. Shenkman Capital Management, Inc. (SCM) is currently the only subadviser for the High Income Fund. Mark R. Shenkman; Frank X. Whitley and Mark J. Flanagan, CPA, CFA are the fund's co-primary portfolio managers responsible for deciding which securities are purchased or sold in the High Income Fund. See page 46 for further information regarding the portfolio managers.

INVESTMENT OBJECTIVE

What is this fund's goal?

The HIGH INCOME FUND seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities

Up to 25% of its assets may be invested in the securities of issuers in any one industry.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

This fund is subject to above-average INTEREST RATE and CREDIT RISKS, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this fund.

Issuers of NON-INVESTMENT GRADE SECURITIES (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The fund may also invest in MORTGAGE-BACKED SECURITIES that are subject to PREPAYMENT/ EXTENSION risks described in the Bond Fund's principal risk section.

Investments in FOREIGN SECURITIES involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets.

The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies. The risks of investing in foreign securities are heightened by investing in emerging markets countries.

                                HIGH INCOME FUND

HOW HAS THE HIGH INCOME FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the High Income Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the returns would have been lower.

                                Total Returns(1)
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998 -0.15, 1999 5.96, 2000 -5.90, 2001 2.84, 2002 2.20, 2003 19.59, 2004 9.17, 2005 2.48, 2006 9.04.

Best Calendar Quarter:    2Q 03   6.40%
Worst Calendar Quarter:   3Q 98  -6.77%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE HIGH INCOME FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE HIGH INCOME FUND COMPARE TO THE HIGH YIELD
MARKET?

The following table compares the performance of each class of shares of the High Income Fund with the performance of the Merrill Lynch U.S. High Yield Master II Index, which is one measure of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                               Since       Since
                                                             Inception   Inception
                                         1 Year   5 Years   12/29/1997   6/30/2006
                                         ------   -------   ----------   ---------
CLASS A SHARES(1)
   Return Before Taxes                    4.19%    7.32%       4.38%        N/A
   Return After Taxes on Distributions    1.66%    4.51%       1.25%        N/A
   Return After Taxes on Distributions
      and Sale of Fund Shares             2.65%    4.54%       1.71%        N/A
CLASS B SHARES(1)
   Return Before Taxes                    3.56%    7.21%       4.14%        N/A
CLASS Y SHARES
   Return Before Taxes                     N/A      N/A         N/A        7.02%
MERRILL LYNCH U.S. HIGH YIELD MASTER
   II INDEX                              11.77%    9.86%       5.89%       8.97%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

(1) For periods shown prior to February 28, 2005, the above fund returns reflect the performance of the previous subadviser, which was replaced by Shenkman Capital Management, Inc. (SCM) effective February 28, 2005. For the periods shown commencing after such date, the above results reflect the performance of SCM.

                            DIVERSIFIED INCOME FUND

INVESTOR PROFILE


Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    need a core investment

-    want a well-diversified and relatively stable investment allocation

-    are looking for a more conservative option to a growth-oriented fund

-    want your return to be primarily either ordinary income or capital gains

                                       or

-    are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

- seek above-average total return over the long term irrespective of its form (i.e., capital gains or ordinary income)

                                       or

-    require a high degree of stability of your principal

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

John H. Brown, CFA and Dean "Jack" Call, CFA, at MEMBERS Capital Advisors, are co-lead portfolio managers for the Diversified Income Fund and are responsible for deciding which securities are purchased or sold in the Diversified Income Fund. They are supported by a team of sector specialists and analysts. See page 46 for further information regarding the portfolio managers.

INVESTMENT OBJECTIVE

What is this fund's goal?

The DIVERSIFIED INCOME FUND (FORMERLY THE BALANCED FUND) seeks a high total return through the combination of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary reflecting the managers' judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds (including investment grade, high yield and mortgage or asset backed) will constitute up to 80% of the fund's assets, stocks (common, preferred and convertible bonds) will constitute up to 60% of the fund's assets, real estate securities up to 25% of the fund's assets, foreign (including emerging market) stocks and bonds up to 25% and money market instruments may constitute up to 25% of the fund's assets. Although the fund may be permitted to invest up to 80% in lower credit quality bonds, in normal circumstances the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund's assets.

The fund may invest in Exchange Traded Funds (ETFs) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

The risks of this fund include the risks described for the other MEMBERS Mutual Funds because it invests in similar types of securities, but the effects of these risks are somewhat muted due to the greater diversification of this fund. As with any fund that invests in stocks, bonds, real estate investment trusts and foreign securities, the fund is subject to market, interest rate and foreign market risks. Loss of money is a risk of investing in this fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks relating to those securities:

     -    NON-INVESTMENT GRADE SECURITIES

     -    MORTGAGE-BACKED SECURITIES

     -    FOREIGN SECURITIES

     -    HIGH YIELD EQUITIES

These items include risks that the issuer will not pay its debts, and the value of the investment will fluctuate in response to market movements or changes in interest rates. Foreign securities have additional risks relating to the rate of currency exchange and varying political situations. These risks are more fully explained on the other fund pages, specifically the International Stock Fund page and in the SAI.

                             DIVERSIFIED INCOME FUND

HOW HAS THE DIVERSIFIED INCOME FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Diversified Income Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the returns would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998 14.49, 1999 13.28, 2000 3.51, 2001 -3.22, 2002 -11.37, 2003 16.48, 2004 8.19, 2005 3.60, 2006 9.60.

Best Calendar Quarter:    4Q 98   10.56%
Worst Calendar Quarter:   3Q 02   -8.55%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE DIVERSIFIED INCOME FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE DIVERSIFIED INCOME FUND COMPARE TO THE DIVERSIFIED INCOME MARKET?

The following table compares the performance of each class of shares of the Diversified Income Fund with the performance of the Russell 1000(R) Index and Merrill Lynch U.S. Domestic Master Index which are measures of the performance of the U. S. stock and bond markets.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                 Since
                                                               Inception
                                           1 Year   5 Years   12/29/1997
                                           ------   -------   ----------
CLASS A SHARES
   Return Before Taxes                      3.32%    3.63%       5.15%
   Return After Taxes on Distributions      2.26%    2.77%       4.17%
   Return After Taxes on Distributions
      and Sale of Fund Shares               2.49%    2.60%       3.85%
CLASS B SHARES
   Return Before Taxes                      4.27%    3.75%       5.07%
RUSSELL 1000(R) INDEX                      15.46%    6.82%       6.46%
MERRILL LYNCH U.S. DOMESTIC MASTER INDEX    4.32%    5.11%       5.90%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares). Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares will vary.

                              LARGE CAP VALUE FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    are looking for a stock fund that has both growth and income components

-    are looking for a more conservative option to a growth-oriented fund

-    need a core investment

- seek above-average long-term total return through a combination of capital gains and ordinary income

                                       or

-    are retired or nearing retirement

You may want to invest fewer of your assets in this fund if you:

-    are investing for maximum return over a long time horizon

- desire your return to be primarily either ordinary income or capital gains, but not both

                                       or

-    require a high degree of stability of your principal

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Scott D. Opsal, CFA, at MEMBERS Capital Advisors is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Large Cap Value Fund. He is supported by a team of sector specialists and analysts. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE

What is this fund's goal?

The LARGE CAP VALUE FUND seeks long-term capital growth, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Large Cap Value Fund will under normal market conditions, maintain at least 80% of its assets in large cap stocks (generally a market capitalization of the companies represented in the Russell 1000(R) Value Index). The fund follows what is known as a "value" approach which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries.

The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities including American Depository Receipts (ADRs and may invest in Exchange Traded Funds (ETFs) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in stocks and also seeks income, this fund is subject to MARKET RISK and, to a lesser extent, INTEREST RATE RISKS, meaning the value of your investment will fluctuate in response to stock market and interest rate movements. The fund's investments may rise and/or fall based upon investor perception and attitude rather than economic valuations. Loss of money is a risk of investing in this fund.

The fund primarily invests in "value" oriented stocks which may help limit the risk of negative portfolio returns. However, these "value" stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

To the extent that it invests in foreign securities, it will be subject to the risks related to such securities, including risks associated with changes in the rate of currency exchange and unstable political situations. The principal risks of FOREIGN SECURITIES are described on the International Stock Fund page and in the SAI.

                              LARGE CAP VALUE FUND

HOW HAS THE LARGE CAP VALUE FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Large Cap Value Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the returns would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998 16.74, 1999 16.64, 2000 0.50, 2001 -11.09, 2002 -21.77, 2003 25.73, 2004 12.19, 2005 5.16, 2006
20.16.

Best Calendar Quarter     2Q 03    17.07%
Worst Calendar Quarter:   3Q 02   -20.07%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE LARGE CAP VALUE FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE LARGE CAP VALUE FUND COMPARE TO THE MARKET?

The following table compares the performance of each class of shares of the Fund with the performance of the Russell 1000(R) Value Index, which is one measure of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                 Since       Since
                                                              Inception    Inception
                                           1 Year   5 Years   12/29/1997   6/30/2006
                                           ------   -------   ----------   ---------
CLASS A SHARES
   Return Before Taxes                     13.25%    5.62%       5.60%         N/A
   Return After Taxes on Distributions     12.69%    5.16%       5.24%         N/A
   Return After Taxes on Distributions
      and Sale of Fund Shares               8.61%    4.55%       4.65%
CLASS B SHARES
   Return Before Taxes                     14.77%    5.76%       5.50%         N/A
CLASS Y SHARES
   Return Before Taxes                       N/A      N/A         N/A        14.84%
RUSSELL 1000(R) VALUE INDEX                22.25%   10.86%%      8.78%       14.62%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

                             LARGE CAP GROWTH FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept higher on-going short-term risk for the potential of higher long-term returns

-    want to diversify your investments

-    are seeking a fund for the growth portion of an asset allocation program

                                       or

- are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital gains

                                       or

-    are uncomfortable with an investment whose value may vary substantially

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Bruce A. Ebel, CFA, at MEMBERS Capital Advisors is the lead portfolio manager and is responsible for deciding which securities are purchased or sold in the Large Cap Growth Fund. He is supported by a team of sector specialists and analysts. See page 46 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE

What is this fund's goal?

The LARGE CAP GROWTH FUND seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Large Cap Growth Fund invests primarily in common stocks of larger companies and will under normal market conditions maintain at least 80% of its assets in such large cap stocks (generally a market capitalization of the companies in the Russell 1000(R) Growth Index). The fund seeks stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. This is sometimes referred to as a "growth" approach. Relative to the Large Cap Value Fund, the Large Cap Growth Fund typically will seek more earnings growth capability in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries.

The fund may also invest in warrants, preferred stocks and convertible securities, and may invest up to 25% of its assets in foreign securities including ADRs of emerging market securities. The fund may invest in Exchange Traded Funds (ETFs) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of an investment may fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Large Cap Value Fund.

To the extent the fund invests in FOREIGN SECURITIES, it will be subject to the risks related to such securities, including risks associated with changes in the rate of currency exchange and unstable political situations. A further discussion of risks associated with foreign securities is described on the International Stock Fund page and in the SAI.

                              LARGE CAP GROWTH FUND

HOW HAS THE LARGE CAP GROWTH FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Large Cap Growth Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the returns would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998 20.19. 1999 23.62, 2000 3.75, 2001 -9.05, 2002 -31.44, 2003 29.01, 2004 8.56, 2005 2.07, 2006 7.33.

Best Calendar Quarter:    4Q 98    20.31%
Worst Calendar Quarter:   2Q 02   -20.45%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE LARGE CAP GROWTH FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE LARGE CAP GROWTH FUND COMPARE TO THE LARGE CAP GROWTH MARKET?

The following table compares the performance of each class of shares of the Large Cap Growth Fund and the performance of the Russell 1000(R) Growth Index which is a measure of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                                        Since       Since
                                                                                      Inception   Inception
                                                                  1 Year   5 Years   12/29/1997   6/30/2006
                                                                  ------   -------   ----------   ---------
CLASS A SHARES
   Return Before Taxes                                             1.15%    -0.17%      4.02%        N/A
   Return After Taxes on Distributions                             1.15%    -0.21%      3.97%        N/A
   Return After Taxes on Distributions and Sale of Fund Shares     0.75%    -0.17%      3.46%        N/A
CLASS B SHARES
   Return Before Taxes                                             2.00%    -0.13%      3.95%        N/A
CLASS Y SHARES
   Return Before Taxes                                              N/A       N/A        N/A        9.19%
RUSSELL 1000(R) GROWTH INDEX                                       9.07%     2.69%      3.44%       9.80%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

                               MID CAP VALUE FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept higher ongoing short-term risk for the potential of higher long-term returns

-    want to diversify your investments

-    are seeking a fund for the value portion of an asset allocation program

- are seeking exposure to smaller companies as part of an asset allocation program

                                       or

- are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital gain

                                       or

-    are uncomfortable with an investment whose value may vary substantially

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

Livia S. Asher at MEMBERS Capital Advisors (MCA) currently manages the majority of the assets of the fund and is responsible for deciding which securities are purchased or sold in the portion of the Mid Cap Value Fund MCA manages. She is supported by a team of sector specialists and analysts. MCA as adviser may use one or more subadvisers with any of the MEMBERS Funds under a "manager of managers" approach. Wellington Management Company, LLP ("Wellington Management") is currently the only subadviser for the Mid Cap Value Fund, focusing on the smaller-cap portion of the fund. Stephen T. O'Brien, CFA, at Wellington Management is the lead portfolio manager for this portion of the fund. He is assisted by Timothy J. McCormack, CFA, and Shaun F. Pedersen. Sees pages 46 and 47 for further information regarding the portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE

What is this fund's goal?

The MID CAP VALUE FUND seeks long-term capital appreciation.

How does this fund pursue its objective?

The Mid Cap Value Fund invests primarily in common stocks of midsize and smaller companies (generally a market capitalization of less than $15 billion or the largest companies in the Russell Midcap(R) Value Index if greater) and will under normal market conditions, maintain at least 80% of its assets in such mid cap securities. However, the fund will not automatically sell a stock just because its market capitalization has changed and such positions may be increased through additional purchases.

The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. The fund includes smaller, less developed issuers, which may have difficulty competing with larger companies, but the successful ones generate strong cash flows that can be used to build the value of the business or be used in the same way to benefit the shareholders (e.g. share repurchase, dividends, etc.).

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic value.

The fund may also invest in warrants, preferred stocks, convertible debt securities and real estate investment trusts, and may invest up to 25% of its assets in foreign securities. The fund may invest in Exchange Traded Funds
(ETFs) that are registered investment companies.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of an investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on smaller companies' stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund may experience significant volatility over time. The fund's investments in smaller and midsize companies may entail greater risks than investments in larger, more established companies. Smaller and midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies, because growth prospects for these companies may be less certain and the market for such securities may be smaller.

In addition, such securities are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. The fund could lose money if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of smaller capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can be difficult to value. In addition, a "value" approach to investing includes the risks that their perceived intrinsic values may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance.

                               MID CAP VALUE FUND

HOW HAS THE MID CAP VALUE FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Mid Cap Value Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the return would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 2002 -17.28, 2003 30.50, 2004 15.42, 2005 9.80, 2006 16.48.

Best Calendar Quarter:    2Q 03    16.80%
Worst Calendar Quarter:   3Q 02   -20.67%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE MID CAP VALUE FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE MID CAP VALUE FUND COMPARE TO THE MID CAP VALUE MARKET?

The following table compares the performance of each class of shares of the Mid Cap Value Fund with the performance of the Russell Midcap(R) Value Index and Russell 2500(TM)Value Index, which are measures of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                                      Since       Since
                                                                                    Inception   Inception
                                                                 1 Year   5 Years   2/28/2001   6/30/2006
                                                                 ------   -------   ---------   ---------
CLASS A SHARES
   Return Before Taxes                                             9.78%    8.47%      8.68%        N/A
   Return After Taxes on Distributions                             6.24%    7.47%      7.81%        N/A
   Return After Taxes on Distributions and Sale of Fund Shares    10.05%    7.18%      7.42%        N/A
CLASS B SHARES
   Return Before Taxes                                            11.42%    8.60%      8.82%        N/A
CLASS Y SHARES
   Return Before Taxes                                              N/A      N/A        N/A       10.37%
RUSSELL MIDCAP(R) VALUE INDEX                                     20.22%   15.88%     13.94%      12.54%
RUSSELL 2500(TM) VALUE INDEX                                      20.18%   15.51%     14.78%      12.36%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

                              MID CAP GROWTH FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept significantly greater risk for the potential of higher long-term returns

-    want to diversify your investments

-    are seeking a fund for the growth portion of an asset allocation program

                                       or

- are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

-    are seeking an investment based on income rather than capital gain

                                       or

-    are uncomfortable with an investment whose value may vary substantially

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

MEMBERS Capital Advisors as adviser may use one or more subadvisers with any of the MEMBERS Funds under a "manager of managers" approach. Wellington Management Company, LLP ("Wellington Management") is currently the only subadviser for the Mid Cap Growth Fund. Francis J. Boggan, CFA, at Wellington Management is the lead portfolio manager responsible for deciding which securities are purchased or sold in the Mid Cap Growth Fund. See page 47 for further information regarding the portfolio manager.

INVESTMENT OBJECTIVE

What is this fund's goal?

The MID CAP GROWTH FUND seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Mid Cap Growth Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of mid-size and smaller companies (generally a market capitalization of less than $15 billion or the largest companies in the Russell Midcap(R) Growth Index if greater). Under normal market conditions, the fund will maintain at least 80% of its assets in such mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund seeks stocks of such companies at price-earnings valuations approximately equal to the company's expected long-term, sustainable growth rate.

Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

The fund may also invest in warrants, preferred stocks and debt securities including non-investment grade convertible debt securities. The fund may invest up to 25% of its assets in foreign securities, including emerging market securities. The fund may invest in Exchange Traded Funds (ETFs) that are registered investment companies.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of an investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks of growth companies, particularly those of medium and smaller capitalization companies, it will typically experience significant volatility over time. Securities of medium and smaller capitalization companies may experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Additional risks of investing in smaller capitalization companies are described on the Mid Cap Value Fund page.

Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including the risks associated with changes in the rate of currency exchange and unstable political situations in certain foreign countries. The principal risks of foreign securities are described on the International Stock Fund page and in the SAI.

                               MID CAP GROWTH FUND

HOW HAS THE MID CAP GROWTH FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the Mid Cap Growth Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the return would have been lower.

GRAPHIC: Bar chart showing the following total returns: 2001 -31.96, 2002 -27.56, 2003 34.01, 2004 12.90, 2005 8.57, 2006 14.04.

                                Total Returns(1)
                             For periods ended 12/31

Best Calendar Quarter:    4Q 01    21.88%
Worst Calendar Quarter:   3Q 01   -28.28%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE MID CAP GROWTH FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE MID CAP GROWTH FUND COMPARE TO THE MID CAP GROWTH MARKET?

The following table compares the performance of each class of shares of the Mid Cap Growth Fund with the performance of the Russell Midcap(R) Growth Index and Russell 2500(TM) Growth Index, which are measures of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                                                      Since       Since
                                                                                    Inception   Inception
                                                                 1 Year   5 Years   2/29/2000   6/30/2006
                                                                 ------   -------   ---------   ---------
CLASS A SHARES(1)
   Return Before Taxes                                            7.44%    5.05%      -6.91%        N/A
   Return After Taxes on Distributions                            7.44%    5.05%      -6.91%        N/A
   Return After Taxes on Distributions and Sale of Fund Shares    4.83%    4.36%      -5.67%        N/A
CLASS B SHARES(1)                                                 8.89%    5.17%      -6.80%        N/A
   Return Before Taxes
CLASS Y SHARES
   Return Before Taxes                                             N/A      N/A         N/A       11.47%
RUSSELL MIDCAP(R) GROWTH INDEX                                   10.66%    8.22%      -1.61%       8.09%
RUSSELL 2500(TM) GROWTH INDEX                                    12.26%    7.62%      -1.59%       7.98%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or sale at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

(1) For periods shown prior to May 1, 2002, the above results reflect the performance of the previous subadviser, which was replaced by Wellington Management Company, LLP, effective May 1, 2002. For the periods shown commencing after such date, the above results reflect the performance of Wellington Management Company, LLP.

                              SMALL CAP VALUE FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept higher ongoing short-term risk for the potential of higher long-term returns

-    want to diversify your investments

-    are seeking a fund for the value portion of an asset allocation program

- are seeking exposure to small companies as part of an asset allocation program

                                       or

- are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital gain

                                       or

-    are uncomfortable with an investment whose value may vary substantially

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

MEMBERS Capital Advisors as adviser may use one or more subadvisers with any of the MEMBERS Funds under a "manager of managers" approach. Wellington Management Company, LLP ("Wellington Management") is currently the only subadviser for the Small Cap Value Fund. Stephen T. O'Brien, CFA, at Wellington Management is the lead portfolio manager responsible for deciding which securities are purchased or sold in the Small Cap Value Fund. He is assisted by Timothy J. McCormack, CFA, and Shaun F. Pedersen. See page 47 for further information regarding the portfolio managers.

INVESTMENT OBJECTIVE

What is this fund's goal?

The SMALL CAP VALUE FUND seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The fund invests primarily in a diversified mix of common stocks of U.S. small cap companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this fund, "small cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index ($66 million to $3.7 billion as of December 31, 2006) or the Russell 2000(R) Index ($39 million to $3.1 billion as of December 31, 2006).

The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations. The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market.

Through fundamental research the subadviser seeks to identify those companies which possess one or more of the following characteristics:

     -    sustainable competitive advantages within a market niche;

     -    strong profitability and free cash flows;

     -    strong market share positions and trends;

     -    quality of and share ownership by management;

     - financial structures that are more conservative than the relevant industry average.

The fund may invest up to 20% of its assets in foreign securities. The fund may also invest in Exchange Traded Funds (ETFs) that are registered investment companies.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of an investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on small cap companies, this fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. The fund could lose money if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can be difficult to value. In addition, a "value" approach to investing includes the risks that their perceived intrinsic values may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities and initial public offerings, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in FOREIGN SECURITIES, it will be subject to the risks related to such securities, including the risks of changes in the rate of currency exchange and unstable political situations. The principal risks of foreign securities are described in the SAI.

PERFORMANCE INFORMATION IS NOT AVAILABLE BECAUSE THE FUND IS NEW. PERFORMANCE INFORMATION WILL BE AVAILABLE ONCE THE FUND HAS COMPLETED ONE CALENDAR YEAR.

                              SMALL CAP GROWTH FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    have a longer investment time horizon

- are willing to accept higher ongoing short-term risk for the potential of higher long- term returns

-    want to diversify your investments

-    are seeking a fund for the growth portion of an asset allocation program

- are seeking exposure to small companies as part of an asset allocation program

                                       or

- are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital gain

                                       or

-    are uncomfortable with an investment whose value may vary substantially

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

MEMBERS Capital Advisors as adviser may use one or more subadvisers with any of the MEMBERS Funds under a "manager of managers" approach. Paradigm Asset Management Company, LLC is currently the only subadviser for the Small Cap Growth Fund. James E. Francis, Jeffrey E. Marcus and Gregory Pai are the funds portfolio managers responsible for deciding which securities are purchased or sold in the Small Cap Growth Fund. See page 47 for further information regarding the portfolio managers.

INVESTMENT OBJECTIVE

What is this fund's goal?

The SMALL CAP GROWTH FUND seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The fund invests primarily in a diversified mix of common stocks of small U.S. companies that the subadviser believes have high earnings growth rates. For purposes of this fund, "small cap companies" are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index ($66 million to $3.7billion as of December 31, 2006) or the Russell 2000(R) Index ($39 million to $3.1 billion as of December 31, 2006).

The fund may also invest in warrants, preferred stocks and debt securities including non-investment grade convertible debt securities. The fund may invest in Exchange Traded Funds (ETFs) that are registered investment companies.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of an investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks of growth companies, particularly those of small capitalization companies, it will typically experience significant volatility over time. Securities of small capitalization companies may experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.

The Fund may invest in stocks that are considered "growth" stocks. Growth stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

Some growth-oriented companies may not have established financial histories and often have limited product lines, markets or financial resources and may depend on a few key personnel for management. Such companies may be susceptible to losses and risks of bankruptcy.

To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance.

PERFORMANCE INFORMATION IS NOT AVAILABLE BECAUSE THE FUND IS NEW. PERFORMANCE INFORMATION WILL BE AVAILABLE ONCE THE FUND HAS COMPLETED ONE CALENDAR YEAR.

                            INTERNATIONAL STOCK FUND

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-    are seeking to diversify your domestic investments


- are seeking exposure to markets that can be less accessible to individual investors in the U.S.

-    are willing to accept high risk to achieve higher long-term growth

-    are seeking funds for the growth portion of an asset allocation program

                                       or

-    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

-    are investing with a shorter investment time horizon in mind

-    are uncomfortable with an investment whose value may vary substantially

-    are seeking income rather than capital gains

                                       or

- want to limit your exposure to foreign markets or currencies or income from foreign sources

PORTFOLIO MANAGEMENT

Who makes the investment decisions for this fund?

MEMBERS Capital Advisors as adviser may use one or more subadvisers with any of the MEMBERS Funds under a "manager of managers" approach. Lazard Asset Management is currently the only subadviser for the International Stock Fund. Lazard manages the fund on a team basis. John R. Reinsberg, CFA; Michael A. Bennett, CFA; Michael G. Fry, CFA; James Donald, CFA and Brian Pessin, CFA are the fund's co-primary portfolio managers responsible for deciding which securities are purchased or sold in the International Stock Fund. See page 47 for further information regarding the portfolio managers.

INVESTMENT OBJECTIVE

What is this fund's goal?

The INTERNATIONAL STOCK FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.

Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (ADRs- receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund usually holds securities of issuers located in at least three countries other than the U.S.

Typically a majority of the fund's assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East ("MSCI EAFE") Index. The subadviser typically maintains this segment of the fund's portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Typically, the fund's remaining assets are invested in small capitalization stocks and stocks principally traded in emerging securities markets or of issuers located in or having substantial business operations in emerging economies. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. In selecting both small capitalization stocks and emerging market stocks, the subadviser seeks securities that are undervalued in the markets in which the securities principally trade based on its analysis of the issuer's future prospects. This is sometimes referred to as a "value" approach. Such an analysis includes both quantitative (screening for high financial returns) and qualitative (fundamental analysis of the business prospects of the issuer) elements.

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described in the earlier fund pages. Loss of money is a significant risk of investing in this fund.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

     -    Fluctuations in currency exchange rates.

PRINCIPAL RISKS INTERNATIONAL STOCK FUND (Continued from previous page)

     - Higher trading and custody charges compared to securities of U.S. companies.

     - Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

     -    Less stringent securities regulations than those of the U.S.

     -    Potential political instability.

     - Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in EMERGING MARKETS such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in SMALLER COMPANIES involves a higher level of risk compared to larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund utilizes higher-risk securities and practices, including forward foreign currency exchange contracts and other derivative securities and contracts, it takes on further risks that could adversely affect its performance.

INTERNATIONAL STOCK FUND PERFORMANCE APPEARS ON NEXT PAGE.

                            INTERNATIONAL STOCK FUND

HOW HAS THE INTERNATIONAL STOCK FUND PERFORMED?

The following bar chart provides an illustration of the performance of the Class A shares of the International Stock Fund. The information in the bar chart and table provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's returns compare with market performance. The bar chart does not reflect the deduction of sales charges imposed on the Class A shares and also assumes the reinvestment of any dividends and distributions. If sales charges were deducted from the annual total returns shown below, the return would have been lower.

                                  Total Returns
                             For periods ended 12/31

GRAPHIC: Bar chart showing the following total returns: 1998 6.79, 1999 19.77, 2000 - 16.92, 2001 - 17.59, 2002 -7.90, 2003 37.03, 2004 22.34, 2005 16.65, 2006
23.68.

Best Calendar Quarter:    2Q 03    19.39%
Worst Calendar Quarter:   3Q 02   -17.55%

PLEASE REMEMBER THAT PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF THE RESULTS THE INTERNATIONAL STOCK FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE INTERNATIONAL STOCK FUND COMPARE TO THE INTERNATIONAL MARKET?

The following table compares the performance of each class of shares of the International Stock Fund with the performance of the MSCI EAFE Index which is one measure of the performance of the relevant market.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2006)

                                                            Since Inception   Since Inception
                                         1 Year   5 Years      12/29/1997        6/30/2006
                                         ------   -------   ---------------   ---------------
CLASS A SHARES
   Return Before Taxes                   16.58%    16.00%        7.31%               N/A
   Return After Taxes on Distributions   14.17%    15.26%        6.33%               N/A
   Return After Taxes on Distributions
      and Sale of Fund Shares            12.53%    13.81%        5.85%               N/A
CLASS B SHARES
   Return Before Taxes                   18.22%    16.26%        7.21%               N/A
CLASS Y SHARES
   Return Before Taxes                     N/A       N/A          N/A              14.46%
MSCI EAFE INDEX                          26.86%    15.43%        8.83%             18.92%

Class A and B share returns shown reflect payment of sales charges either upon purchase (A shares) or at the end of the period (B shares).

Class Y shares are sold without the imposition of a sales charge. Index returns shown do not reflect sales charges, fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds. Actual expenses may be greater or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES (PAID DIRECTLY FROM YOUR INVESTMENT)

MAXIMUM SALES CHARGE ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)(1):

                                                                                  LARGE   LARGE   MID     MID   SMALL   SMALL
SHARE  CONSERVATIVE   MODERATE   AGGRESSIVE    CASH           HIGH   DIVERSIFIED   CAP     CAP    CAP     CAP    CAP     CAP   INT'L
CLASS   ALLOCATION   ALLOCATION  ALLOCATION  RESERVES  BOND  INCOME    INCOME     VALUE  GROWTH  VALUE  GROWTH  VALUE  GROWTH  STOCK
-----  ------------  ----------  ----------  --------  ----  ------  -----------  -----  ------  -----  ------  -----  ------  -----
  A        5.75%        5.75%       5.75%      none    4.50%  4.50%     5.75%     5.75%   5.75%  5.75%   5.75%  5.75%   5.75%  5.75%
  B                                                                 none
  Y         N/A          N/A         N/A       none    none   none       N/A      none    none   none    none   none    none   none

MAXIMUM SALES CHARGE ON REINVESTED DIVIDENDS:

                                                                                  LARGE   LARGE   MID     MID   SMALL   SMALL
SHARE  CONSERVATIVE   MODERATE   AGGRESSIVE    CASH           HIGH   DIVERSIFIED   CAP     CAP    CAP     CAP    CAP     CAP   INT'L
CLASS   ALLOCATION   ALLOCATION  ALLOCATION  RESERVES  BOND  INCOME    INCOME     VALUE  GROWTH  VALUE  GROWTH  VALUE  GROWTH  STOCK
-----  ------------  ----------  ----------  --------  ----  ------  -----------  -----  ------  -----  ------  -----  ------  -----
  A                                                                 none
  B                                                                 none
  Y         N/A          N/A         N/A       none    none   none       N/A       none   none    none   none    none   none    none

MAXIMUM CONTINGENT DEFERRED SALES CHARGE:

                                                                                  LARGE   LARGE   MID     MID   SMALL   SMALL
SHARE  CONSERVATIVE   MODERATE   AGGRESSIVE    CASH           HIGH   DIVERSIFIED   CAP     CAP    CAP     CAP    CAP     CAP   INT'L
CLASS   ALLOCATION   ALLOCATION  ALLOCATION  RESERVES  BOND  INCOME    INCOME     VALUE  GROWTH  VALUE  GROWTH  VALUE  GROWTH  STOCK
-----  ------------  ----------  ----------  --------  ----  ------  -----------  -----  ------  -----  ------  -----  ------  -----
  A                                                               none(2)
  B                                                              none(1, 3)
  Y         N/A          N/A         N/A       none    none   none       N/A       none   none    none   none    none   none    none

REDEMPTION OR EXCHANGE FEE WITHIN 30 CALENDAR DAYS OF PURCHASE (AS A PERCENTAGE OF AMOUNT REDEEMED)(4):

                                                                                  LARGE   LARGE   MID     MID   SMALL   SMALL
SHARE  CONSERVATIVE   MODERATE   AGGRESSIVE    CASH           HIGH   DIVERSIFIED   CAP     CAP    CAP     CAP    CAP     CAP   INT'L
CLASS   ALLOCATION   ALLOCATION  ALLOCATION  RESERVES  BOND  INCOME    INCOME     VALUE  GROWTH  VALUE  GROWTH  VALUE  GROWTH  STOCK
-----  ------------  ----------  ----------  --------  ----  ------  -----------  -----  ------  -----  ------  -----  ------  -----
  A        none         none        none       none    none   none      none       none   none    none   none    2.0%    2.0%   2.0%
  B        none         none        none       none    none   none      none       none   none    none   none    2.0%    2.0%   2.0%
  Y         N/A          N/A         N/A       none    none   none       N/A       none   none    none   none   none    none   none

(1) The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places. Please refer to the SAI for additional information.

(2) Class A share purchases of $1,000,000 or more are not subject to a front-end load but may be subject to a contingent deferred sales charge
     (CDSC) of up to 1% (see "Class B shares" page 38).

(3) The CDSC is reduced after 12 months and eliminated after six years following the purchase; five years for purchases prior to February 28, 2003 (see "Class B shares," page 38).

(4) A 2% redemption fee will be charged if you redeem shares, other than shares acquired through reinvestment of dividends and distributions (see "Redemption Fees," page 39).

ANNUAL FUND OPERATING EXPENSES CONTINUE ON THE PAGES THAT FOLLOW. PRESENTED ON PAGE 30 ARE THE ANNUAL OPERATING EXPENSES FOR THE CONSERVATIVE ALLOCATION FUND, MODERATE ALLOCATION FUND AND AGGRESSIVE ALLOCATION FUND (COLLECTIVELY, THE "ALLOCATION FUNDS"), FOLLOWED BY THE ANNUAL OPERATING EXPENSES FOR ALL THE OTHER MEMBERS FUNDS OFFERED THROUGH THIS PROSPECTUS ON PAGES 31 AND 32.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS AND REFLECTED IN THE FUND PRICE)

CLASS A

                                                                                              TOTAL
                                                                 TOTAL                       ANNUAL                   TOTAL ANNUAL
                                                                 ANNUAL                    NET DIRECT   ESTIMATED   NET DIRECT FUND
                                                   ESTIMATED  DIRECT FUND                     FUND    ACQUIRED FUND & ACQUIRED FUND
                        MANAGEMENT  12B-1 SERVICE    OTHER     OPERATING       EXPENSE      OPERATING    FEES AND      OPERATING
FUND                      FEE(1)   FEE(2)  FEE(3) EXPENSES(4)   EXPENSES  REIMBURSEMENT(5)  EXPENSES   EXPENSES(6)    EXPENSES(7)
----                    ---------- ------ ------- ----------- ----------- ---------------- ---------- ------------- ---------------
CONSERVATIVE ALLOCATION    0.20%    None   0.25%     1.30%       1.75%          1.05%         0.70%       0.70%          1.40%
MODERATE ALLOCATION        0.20%    None   0.25%     1.30%       1.75%          1.05%         0.70%       0.90%          1.60%
AGGRESSIVE ALLOCATION      0.20%    None   0.25%     1.30%       1.75%          1.05%         0.70%       1.05%          1.75%

CLASS B

                                                                                              TOTAL
                                                                 TOTAL                       ANNUAL                   TOTAL ANNUAL
                                                                 ANNUAL                    NET DIRECT   ESTIMATED   NET DIRECT FUND
                                                   ESTIMATED  DIRECT FUND                     FUND    ACQUIRED FUND & ACQUIRED FUND
                        MANAGEMENT  12B-1 SERVICE    OTHER     OPERATING       EXPENSE      OPERATING    FEES AND      OPERATING
FUND                      FEE(1)   FEE(2)  FEE(3) EXPENSES(4)   EXPENSES  REIMBURSEMENT(5)  EXPENSES   EXPENSES(6)    EXPENSES(7)
----                    ---------- ------ ------- ----------- ----------- ---------------- ---------- ------------- ---------------
CONSERVATIVE ALLOCATION    0.20%    0.75%  0.25%     1.30%       2.50%          1.05%         1.45%       0.70%          2.15%
MODERATE ALLOCATION        0.20%    0.75%  0.25%     1.30%       2.50%          1.05%         1.45%       0.90%          2.35%
AGGRESSIVE ALLOCATION      0.20%    0.75%  0.25%     1.30%       2.50%          1.05%         1.45%       1.05%          2.50%

(1) The management fee is the amount paid to the investment adviser for managing each fund's portfolio and assisting in other aspects of its operations.

(2) Distribution or "12b-1" fees (Class B only) are the fees each fund pays its distributor, CUNA Brokerage Services, Inc. (CUNA Brokerage), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.

(3) The service fee is paid to the fund's distributor for account service and maintenance.

(4) Since the fund is new, other expenses are based on estimated amounts for the current fiscal year.

(5) The funds' investment adviser, MEMBERS Capital Advisors, Inc., has placed a "cap" on the funds' expenses by agreeing until at least February 28, 2008, to reimburse each fund's expenses, other than its management, 12b-1, and service fees, that exceed a certain amount excluding taxes, interest, and other extraordinary items. Any reimbursements made by MEMBERS Capital Advisors to a fund are subject to repayment by the fund within the subsequent three years, to the extent that the fund can make the repayment while remaining within its expense cap.

(6) In addition to the Total Annual Direct Fund Operating Expenses" which the fund bears, the fund's shareholders indirectly bear the expenses of the "Acquired Funds," (the "underlying funds") in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its current target allocations of the underlying funds are shown in the table. Future underlying fund expenses may be affected by a change in underlying funds, fund allocations, and expense ratios at the underlying fund levels.

(7) Shown in the table are the sum of the fund's "Total Annual Net Direct Operating Expenses' and "Estimated Acquired Fund Fees and Expenses" of the underlying funds.

EXAMPLES

Examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you INVESTED $10,000 in each fund over the various time periods indicated. The examples assume you reinvested all dividends and distributions, that the average annual return for each fund was 5%, and that the funds' and underlying funds' operating expenses remain the same. The examples do not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would have been higher.

Although your actual costs may be higher or lower, assuming total net operating expenses (after expense reimbursement) and THAT YOU REDEEMED your entire investment at the end of each period, your total estimated expenses would be:

CLASS A

FUND                      YEAR 1   YEAR 3
----                      ------   ------
Conservative Allocation    $709     $1205
Moderate Allocation         728      1263
Aggressive Allocation       743      1305

CLASS B

FUND                      YEAR 1   YEAR 3
----                      ------   ------
Conservative Allocation    $668     $1245
Moderate Allocation         668      1305
Aggressive Allocation       703      1349

Assuming total net operating expenses (after expense reimbursement) and that YOU DID NOT REDEEM your entire investment at the end of each period:

CLASS A

FUND                      YEAR 1   YEAR 3
----                      ------   ------
Conservative Allocation    $709     $1205
Moderate Allocation         728      1263
Aggressive Allocation       743      1305

CLASS B

FUND                      YEAR 1   YEAR 3
----                      ------   ------
Conservative Allocation    $218     $895
Moderate Allocation         238      955
Aggressive Allocation       253      999

THE ABOVE EXAMPLES REFLECT CONTRACTUAL FEE REDUCTIONS AND EXPENSE REIMBURSEMENTS THROUGH FEBRUARY 28, 2008. THESE EXAMPLES ARE FOR COMPARISON PURPOSES ONLY AND ARE NOT A REPRESENTATION OF THE FUNDS' OR UNDERLYING FUNDS' ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS AND REFLECTED IN THE FUND PRICE)

CLASS A

                                                                   TOTAL ANNUAL                         NET ANNUAL
                      MANAGEMENT    12B-1    SERVICE     OTHER    FUND OPERATING        EXPENSE       FUND OPERATING
FUND                    FEES(1)    FEES(2)   FEES(3)   EXPENSES      EXPENSES      REIMBURSEMENT(4)      EXPENSES
----                  ----------   -------   -------   --------   --------------   ----------------   --------------
CASH RESERVES            0.40%       none     none     0.69%           1.09%             0.54%             0.55%
BOND                     0.50%       none     0.25%    0.33%           1.08%             0.18%             0.90%
HIGH INCOME              0.55%       none     0.25%    0.42%           1.22%             0.22%             1.00%
DIVERSIFIED INCOME       0.65%       none     0.25%    0.31%           1.21%             0.11%             1.10%
LARGE CAP VALUE(5)       0.55%       none     0.25%    0.40%           1.20%             0.00%             1.20%
LARGE CAP GROWTH         0.75%       none     0.25%    0.45%           1.45%             0.25%             1.20%
MID CAP VALUE            0.95%       none     0.25%    0.48%           1.68%             0.28%             1.40%
MID CAP GROWTH(6)        0.75%       none     0.25%    0.61%           1.61%             0.21%             1.40%
SMALL CAP VALUE          1.00%       none     0.25%    1.60%(7)        2.85%             1.35%             1.50%
SMALL CAP GROWTH         1.00%       none     0.25%    1.60%(7)        2.85%             1.35%             1.50%
INTERNATIONAL STOCK      1.05%       none     0.25%    0.57%           1.87%             0.27%             1.60%

CLASS B

                                                                   TOTAL ANNUAL                         NET ANNUAL
                      MANAGEMENT     12B-    SERVICE     OTHER    FUND OPERATING        EXPENSE       FUND OPERATING
FUND                    FEES(1)    FEES(2)   FEES(3)   EXPENSES      EXPENSES      REIMBURSEMENT(4)      EXPENSES
----                  ----------   -------   -------   --------   --------------   ----------------   --------------
CASH RESERVES            0.40%      0.75%      None    0.69%           1.84%             0.54%             1.30%
BOND                     0.50%      0.75%      0.25%   0.33%           1.83%             0.18%             1.65%
HIGH INCOME              0.55%      0.75%      0.25%   0.42%           1.97%             0.22%             1.75%
DIVERSIFIED INCOME       0.65%      0.75%      0.25%   0.31%           1.96%             0.11%             1.85%
LARGE CAP VALUE(5)       0.55%      0.75%      0.25%   0.40%           1.95%             0.00%             1.95%
LARGE CAP GROWTH         0.75%      0.75%      0.25%   0.45%           2.20%             0.25%             1.95%
MID CAP VALUE            0.95%      0.75%      0.25%   0.50%           2.45%             0.30%             2.15%
MID CAP GROWTH(6)        0.75%      0.75%      0.25%   0.60%           2.35%             0.20%             2.15%
SMALL CAP VALUE          1.00%      0.75%      0.25%   1.60%(7)        3.60%             1.35%             2.25%
SMALL CAP GROWTH         1.00%      0.75%      0.25%   1.60%(7)        3.60%             1.35%             2.25%
INTERNATIONAL STOCK      1.05%      0.75%      0.25%   0.57%           2.62%             0.27%             2.35%

CLASS Y

                                                        ESTIMATED     TOTAL ANNUAL                         NET ANNUAL
                      MANAGEMENT    12B-1    SERVICE      OTHER      FUND OPERATING        EXPENSE       FUND OPERATING
FUND                    FEES(1)    FEES(2)   FEES(3)   EXPENSES(7)      EXPENSES      REIMBURSEMENT(4)      EXPENSES
----                  ----------   -------   -------   -----------   --------------   ----------------   --------------
CASH RESERVES            0.40%       none      none       0.96%           1.36%             0.81%             0.55%
BOND                     0.50%       none      none       0.39%           0.89%             0.24%             0.65%
HIGH INCOME              0.55%       none      none       0.51%           1.06%             0.31%             0.75%
LARGE CAP VALUE(5)       0.55%       none      none       0.41%           0.96%             0.01%             0.95%
LARGE CAP GROWTH         0.75%       none      none       0.55%           1.30%             0.35%             0.95%
MID CAP VALUE            0.95%       none      none       0.68%           1.63%             0.48%             1.15%
MID CAP GROWTH(6)        0.75%       none      none       0.72%           1.47%             0.32%             1.15%
SMALL CAP VALUE          1.00%       none      none       1.60%           2.60%             1.35%             1.25%
SMALL CAP GROWTH         1.00%       none      none       1.60%           2.60%             1.35%             1.25%
INTERNATIONAL STOCK      1.05%       none      none       0.67%           1.72%             0.37%             1.35%

(1) The management fee is the amount paid to the investment adviser for managing each fund's portfolio and assisting in other aspects of its operations.

(2) Distribution or "12b-1" fees (Class B only) are the fees each fund pays its distributor, CUNA Brokerage Services, Inc. (CUNA Brokerage), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.

(3) The service fee is paid to the fund's distributor for account service and maintenance.

(4) The funds' investment adviser, MEMBERS Capital Advisors, Inc., has placed a "cap" on the funds' expenses by contractually agreeing until at least February 28, 2008, to reimburse each fund's expenses, other than its management, 12b-1, and service fees, that exceed a certain amount excluding taxes, interest, and other extraordinary items. Any reimbursements made by MEMBERS Capital Advisors to a fund are subject to repayment by the fund within the subsequent three years, to the extent that the fund can make the repayment while remaining within its expense cap.

(5) The expense information in the table has been restated to reflect current fiscal year expenses, expense reimbursement and the net annual fund operating expense for the fund. For the prior fiscal year ended October 31, 2006 the net annual fund operating expense for the fund was 1.0% for Class A, 1.75% for Class B and 0.75% for Class Y.

(6) The expense information in the table has been restated to reflect current fiscal year expense reimbursement and the net annual fund operating expense for the fund. For the fiscal year ended October 31, 2006 the net annual fund operating expense for the fund was 1.20% for Class A, 1.95% for Class B and 0.95% for Class Y.

(7) Since the fund and/or share class is new, other expenses are based on estimated amounts for the current fiscal year.

EXAMPLES

Examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you INVESTED $10,000 in each fund for the time periods indicated. The examples assume you reinvested all dividends and distributions, that the average annual return for each fund was 5%, and that the funds' operating expenses remain the same. The examples do not reflect sales charges (loads) on reinvested dividends and other distributions for Class A and B shares. If these sales charges (loads) were included, your costs would have been higher.

Although your actual costs may be higher or lower, assuming total net operating expenses (after expense reimbursement) and THAT YOU REDEEMED your entire investment at the end of each period, your total estimated costs would be:

CLASS A

FUND                  YEAR 1   YEAR 3   YEAR 5   YEAR 10
----                  ------   ------   ------   -------
Cash Reserves          $ 56     $ 294    $ 554    $1311
Bond                    538       761     1004     1702
High Income             547       800     1072     1855
Diversified Income      681       927     1193     1954
Large Cap Value         690       934     1197     1946
Large Cap Growth        690       985     1302     2208
Mid Cap Value           709      1049     1414     2448
Mid Cap Growth          690      1035     1385     2375
Small Cap Value         719      1295      N/A      N/A
Small Cap Growth        719      1295      N/A      N/A
International Stock     728      1105     1508     2642

CLASS B

FUND                  YEAR 1   YEAR 3   YEAR 5   YEAR 10
----                  ------   ------   ------   -------
Cash Reserves          $582     $ 878    $1154    $1809
Bond                    618       909     1176     1904
High Income             628       948     1246     2045
Diversified Income      638       955     1249     2065
Large Cap Value         648       962     1252     2084
Large Cap Growth        648      1015     1362     2285
Mid Cap Value           668      1086     1485     2535
Mid Cap Growth          668      1065     1441     2455
Small Cap Value         678      1338      N/A      N/A
Small Cap Growth        678      1338      N/A      N/A
International Stock     688      1140     1572     2716

CLASS Y

FUND                  YEAR 1   YEAR 3
----                  ------   ------
Cash Reserves          $ 56     $353
Bond                     66      260
High Income              77      307
Large Cap Value          97      305
Large Cap Growth         97      379
Mid Cap Value           117      469
Mid Cap Growth          117      434
Small Cap Value         127      687
Small Cap Growth        127      687
International Stock     137      507

Assuming total net operating expenses (after expense reimbursement) and that YOU DID NOT REDEEM your entire investment at the end of each period, your total estimated costs would be:

CLASS A

FUND                  YEAR 1   YEAR 3   YEAR 5   YEAR 10
----                  ------   ------   ------   -------
Cash Reserves          $ 56     $ 294    $ 554    $1311
Bond                    538       761     1004     1702
High Income             547       800     1072     1855
Diversified Income      681       927     1193     1954
Large Cap Value         690       934     1197     1946
Large Cap Growth        690       985     1302     2208
Mid Cap Value           709      1049     1414     2448
Mid Cap Growth          709      1035     1385     2375
Small Cap Value         719      1295      N/A      N/A
Small Cap Growth        719      1295      N/A      N/A
International Stock     728      1105     1508     2642

CLASS B

FUND                  YEAR 1   YEAR 3   YEAR 5   YEAR 10
----                  ------   ------   ------   -------
Cash Reserves          $132     $528     $ 954    $1809
Bond                    168      559       976     1904
High Income             178      598      1046     2045
Diversified Income      188      605      1049     2065
Large Cap Value         198      612      1052     2084
Large Cap Growth        198      665      1162     2285
Mid Cap Value           218      736      1285     2535
Mid Cap Growth          218      715      1241     2455
Small Cap Value         228      988       N/A      N/A
Small Cap Growth        228      988       N/A      N/A
International Stock     238      790      1372     2716

CLASS Y

FUND                  YEAR 1   YEAR 3
----                  ------   ------
Cash Reserves          $ 56     $353
Bond                     66      260
High Income              77      307
Large Cap Value          97      305
Large Cap Growth         97      379
Mid Cap Value           117      469
Mid Cap Growth          117      434
Small Cap Value         127      687
Small Cap Growth        127      687
International Stock     137      507

THE ABOVE EXAMPLES REFLECT CONTRACTUAL WAIVERS AND EXPENSE REIMBURSEMENTS THROUGH FEBRUARY 28, 2008. THESE EXAMPLES ARE FOR COMPARISON PURPOSES ONLY AND ARE NOT A REPRESENTATION OF THE FUNDS' ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

YOUR ACCOUNT

The following pages describe the differences between the MEMBERS Mutual Funds share classes offered through this prospectus, and explain how you can invest with MEMBERS Mutual Funds. NOTE: MOST OF THE INFORMATION ON HOW TO OPEN AN ACCOUNT, PURCHASE, EXCHANGE, OR SELL SHARES WILL NOT BE RELEVANT TO YOU IF YOU HAVE A BROKERAGE ACCOUNT. If you have such an account, simply contact your financial representative and they will be able to assist you with all your transaction needs. Regardless of the type of account, the first step to investing with MEMBERS Mutual Funds is to carefully read this entire prospectus.

CHOOSING A SHARE CLASS

MEMBERS Mutual Funds offers three classes of shares through this prospectus, Class A, Class B and Class Y. Other share classes may be made available in the future through other distribution channels. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, which allows you to choose the one that best meets your needs. For a description of the expenses imposed on each class, please see the expense tables earlier in this prospectus. Class A and Class B shares are described in more detail below. Class Y shares are only available for purchase by the MEMBERS allocation funds, other affiliated allocation funds offered through separate prospectuses, in fee-based managed account programs with the fund's distributor or dealers that have special arrangements with the fund's distributor, and other investors as the Board of Trustees may authorize from time to time.

When deciding which share class is best for you, carefully consider:

     -    how long you plan to own the fund shares;

     -    how much you intend to invest;

     -    the total expenses you'll pay for each class; and

     -    whether you qualify for any reduction or waiver of sales charges.

CLASS A shares typically charge a front-end sales charge or "load" that is deducted from your initial investment. Often Class A shares offer you discounts (the discount increases as the size of your investment increases), called "breakpoints," on the front-end sales charge if you:

     -    make a large purchase;

     -    already hold other mutual funds offered by the same fund family; or

     - have family members (or others with whom you may link according to fund rules) who hold funds in the same fund family.

CLASS B shares do not impose a front-end sales charge that is deducted from your initial investment, but they do impose a 12b-1 fee that will result in higher annual operating expenses than you would incur if you purchased Class A shares. Over time, these fees will increase the cost of investing and may make the Class B charges more than the Class A. FOR THIS REASON AND OTHERS, MEMBERS MUTUAL FUNDS DOES NOT NORMALLY ACCEPT PURCHASE ORDERS OF $50,000 OR MORE FOR CLASS B SHARES FROM A SINGLE INVESTOR.

Class B shares also normally impose a contingent deferred sales charge (CDSC), which you pay if you sell your shares within a certain number of years. The CDSC normally gets smaller each year and eventually is eliminated after several years. Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on your investment, especially when coupled with the higher annual expenses charged when you hold Class B shares. Class B shares "convert" into Class A shares after a certain number years. When they convert, they will begin to charge the same annual fund operating expenses as Class A shares.

EACH INDIVIDUAL'S INVESTMENT NEEDS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL REPRESENTATIVE TO REVIEW YOUR INVESTMENT OBJECTIVES, WHICH WILL HELP YOU DECIDE WHICH SHARE CLASS IS RIGHT FOR YOU.

HOW TO CONTACT US

You can reach a MEMBERS Mutual Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 A.M. to 7:00 P.M. Central Time.

Mail all general inquiries, new account applications, and transaction requests as follows:

REGULAR MAIL:                EXPRESS, CERTIFIED OR REGISTERED MAIL:
   MEMBERS Mutual Funds         MEMBERS Mutual Funds
   P. O. Box 8390               c/o BFDS
   Boston, MA 02266-8390        30 Dan Road
                                Canton, MA 02021-2809

OPENING AN ACCOUNT

1. Carefully read this prospectus.

2. Determine how much you want to invest. The minimum investment amounts are as follows:

Type of Account                     To Open an Account   To Add to an Account(1)
---------------                     ------------------   -----------------------
Non-retirement account                    $1,000                  $150
                                     ($1,000 per fund)        ($50 per fund)
Retirement account                        $  500                  $150
                                      ($500 per fund)         ($50 per fund)
Systematic investment programs(2)
   Twice Monthly or Biweekly(3)           $   25                  $ 25
   Monthly                                $   50                  $ 50
   Bimonthly (every other month)          $  100                  $100
   Quarterly                              $  150                  $150

(1) The funds reserve the right to accept purchase amounts below the minimum when adding to an account as long as the minimum initial investment to open an account has been met, and for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, 403(b)(7) arrangements, code section 457 non-qualified deferred compensation plans, and other pension and profit sharing plans.

(2) Regardless of frequency, the minimum investment allowed is $50 per fund per month.

(3) Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.


3. Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial representative or MEMBERS Mutual Funds.

WHEN OPENING A NEW ACCOUNT, THE FUND IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU TO VERIFY YOUR IDENTITY, INCLUDING NAME, ADDRESS, DATE OF BIRTH, AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. IF YOU DO NOT PROVIDE THE INFORMATION, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND, MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY, THE FUND RESERVES THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION DEEMED REASONABLE OR REQUIRED BY LAW.

PURCHASING SHARES

The following explains how to purchase shares by check, wire, phone, exchange, or Internet.

             OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT
             ------------------               ---------------------------------------------
                                              BY CHECK

Make out a check for the investment,          Make out a check for the investment amount,
payable to MEMBERS Mutual Funds.              payable to MEMBERS Mutual Funds.

Deliver the check and your completed          Complete the detachable investment slip from
application to your financial                 an account statement. If no slip is available,
representative or mail to MEMBERS             send a letter specifying the fund name, share
Mutual Funds.                                 class, your account number and the name(s) in
                                              which the account is registered. Mail to
                                              MEMBERS Mutual Funds.

A charge of $30 will be assessed for each returned check occurrence.

                                              BY WIRE

Deliver your completed application to your    Call MEMBERS Mutual Funds at 1-800-877-6089.
financial representative or mail to MEMBERS   Provide the fund name, share class, your
Mutual Funds.                                 account number, the name in which the
                                              account is registered, and the amount of
                                              your investment to be sent by wire.

Obtain your account number by calling your    Instruct your credit union or financial
financial representative or MEMBERS Mutual    institution to wire the amount of your
Funds at 1-800-877-6089.                      investment to State Street Bank & Trust
                                              Company:
                                              ABA#: 0110-0002-8
                                              FBO: MEMBERS Mutual Funds
                                              DDA#: 9905-510-5 FBO: (Shareholder name/
                                                                    account number)

Instruct your credit union or financial institution to wire the amount of your investment to State Street Bank & Trust Company as indicated above.

             OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT
             ------------------               ---------------------------------------------
                                              BY PHONE

Not currently available.                      Call MEMBERS Mutual Funds at 1-800-877-6089
                                              to verify that these features are in place
                                              on your account. You are automatically
                                              eligible to purchase shares by phone, upon
                                              set-up of ACH electronic funds transfer,
                                              unless you indicate otherwise in the account
                                              options section of your application.

                                              To place your purchase order, call MEMBERS
                                              Mutual Funds between 8:00 A.M. and 7:00 P.M.
                                              Central Time or use our automated touchtone
                                              services 24-hours a day.

                                        BY EXCHANGE
               (Available for accounts of any type and sales of any amount.)

Make sure that you have a current             Make sure that you have a current prospectus
prospectus for the MEMBERS Mutual Funds,      for the MEMBERS Mutual Funds, which can be
which can be obtained by calling your         obtained by calling your financial representative
financial representative or MEMBERS           or MEMBERS Mutual Funds at 1-800-877-6089.

Call your financial representative, MEMBERS   Call your financial representative, MEMBERS
Mutual Funds at 1-800-877-6089, or use the    Mutual Funds at 1-800-877-6089, or use the
Internet at www.membersfunds.com to request   Internet at www.membersfunds.com to request
an exchange. You can only open up a new       an exchange.
fund position in an existing account by
exchange.

Mutual Funds at 1-800-877-6089.

                                        BY INTERNET
                     (ACCESS 24-HOURS A DAY AT WWW.MEMBERSFUNDS.COM.)

Not currently available.                      Call MEMBERS Mutual Funds at 1-800-877-6089
                                              to verify that these features are in place
                                              on your account. You are automatically
                                              eligible to purchase shares by Internet,
                                              upon set-up of ACH electronic funds
                                              transfer, unless you indicate otherwise in
                                              the account options section of your
                                              application. Or check your profile on the
                                              Internet. The feature button will be
                                              activated if you are eligible to purchase
                                              shares.

  PURCHASE ORDERS ACCEPTED BY THE FUND AFTER 3:00 P.M. CENTRAL TIME (4:00 P.M.
        EASTERN) WILL BE PROCESSED USING THE NEXT DAY'S NET ASSET VALUE.

PURCHASING BY EXCHANGE

Within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased, without paying any additional sales charge. Class A shares of the Cash Reserves Fund may be exchanged to class B shares of other MEMBERS Funds for dollar cost averaging purposes. In certain circumstances you may be charged a 2% redemption fee on the value of the shares exchanged pursuant to the fund's redemption fee policy (see "Redemption Fees," page 39). Exchanges of Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into another MEMBERS Fund. Class B shares will continue to "age" from the date of purchase of the original fund and will retain the same CDSC rate as they had before the exchange.

With the exception of the Cash Reserves Fund, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see page 44), those exchanges are not included in the exchange limit or redemption fee policies. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days' notice to its shareholders.

It is important to note that additional restrictions may apply if you invest through a financial intermediary. MEMBERS Mutual Funds will work with financial intermediaries, such as broker/dealers, investment advisors and record keepers to apply the funds' exchange limit guidelines, but in some instances, the fund is limited in its ability to monitor the trade activity or enforce the funds' exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

SALES CHARGES AND FEES

The following discussion explains how sales charges on your purchases of a fund are calculated. Before investing in mutual funds, it is important that you understand the sales charges that you will be charged.

CLASS A SHARES

With the exception of the Cash Reserves Fund, Class A shares are offered at a price that includes an initial "front-end" sales charge that is deducted from your investment at the time you purchase shares. Depending upon the amount you invest, the sales charge may be reduced and or eliminated for larger purchases as indicated below. CLASS A SHARES OF THE CASH RESERVES FUND ARE SOLD WITHOUT AN INITIAL SALES CHARGE. HOWEVER, IF THE SHARES OF THE FUND ARE EXCHANGED FOR SHARES OF ANOTHER MEMBERS FUNDS, THE SALES CHARGE APPLICABLE TO THE OTHER FUND WILL APPLY AS INDICATED BELOW.

                          CONSERVATIVE ALLOCATION FUND
                            MODERATE ALLOCATION FUND
                           AGGRESSIVE ALLOCATION FUND
                             DIVERSIFIED INCOME FUND
                              LARGE CAP VALUE FUND
                              LARGE CAP GROWTH FUND
                               MID CAP VALUE FUND
                               MID CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                              SMALL CAP GROWTH FUND
                            INTERNATIONAL STOCK FUND

                                                   DEALER
                       SALES CHARGE AS A % OF:   COMMISSION
                       -----------------------   AS A % OF
                        OFFERING   NET AMOUNT     OFFERING
INVESTMENT AMOUNT       PRICE(1)    INVESTED       PRICE(2)
-----------------       --------   ----------    ----------
Under $25,000            5.75%        6.10%       5.00%
$25,000 to $49,999       5.00%        5.26%       4.50%
$50,000 to $99,999       4.50%        4.71%       4.00%
$100,000 to $249,999     3.50%        3.63%       3.00%
$250,000 to $499,999     2.50%        2.56%       2.00%
$500,000 to $999,999     1.50%        1.52%       1.20%
$1 million and over      None(3)      None        0.80%(4)

                                    BOND FUND
                                HIGH INCOME FUND

                                                   DEALER
                       SALES CHARGE AS A % OF:   COMMISSION
                       -----------------------    AS A % OF
                        OFFERING   NET AMOUNT     OFFERING
INVESTMENT AMOUNT         PRICE     INVESTED       PRICE(2)
-----------------       --------   ----------    ----------
Under $50,000            4.50%        4.71%          4.00%
$50,000 to $99,999       4.00%        4.17%          3.50%
$100,000 to $249,999     3.50%        3.63%          3.00%
$250,000 to $499,999     2.50%        2.56%          2.00%
$500,000 to $999,999     1.50%        1.52%          1.20%
$1 million and over     None(3)        None         0.80%(4)

(1) The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places. Please refer to the SAI for additional information.

(2) The portion of the sales charge the distributor, CUNA Brokerage, pays to broker/dealers for selling the funds' shares. The broker/dealer passes along a portion of this compensation to your financial representative. From time-to-time, the distributor, at its discretion, may pass along to the broker/dealers the entire sales charge paid as a percentage of offering price as part of a sales program, although it has not done so as of the date of this prospectus.

(3) A contingent deferred sales charge (CDSC) may be assessed on certain purchases of Class A shares of over $1,000,000 at a rate of 1.0% in the first year and 0.5% in the second year following the purchase.

(4) The distributor may pay a commission up to 0.8% on certain purchases of Class A shares over $1,000,000 on which no initial sales charge was paid, with a maximum commission of 0.5% on purchases over $3,000,000.

Generally, as the amount of purchase increases, the percentage used to determine the sales load decreases. In addition to a single mutual fund purchase, you may be entitled to receive a discount or qualify to purchase Class A shares without a sales charge based on rights of accumulation or by using a letter of intent as described below.

CLASS A SALES CHARGE REDUCTIONS AND WAIVERS

In order to ensure that you receive a reduction or waiver of your Class A sales charge, you need to inform your financial representative or MEMBERS Mutual Funds at the time you purchase shares that you qualify for such a reduction or waiver. If notification is not provided, you may not receive the sales charge discount or waiver to which you are otherwise entitled. MEMBERS Mutual Funds may require evidence, and reserves the right to request additional documentation, including account statements of all relevant accounts invested in the MEMBERS Mutual Funds, to verify you are eligible for a reduction or waiver of sales charges.

FOR BOTH THE CLASS A SHARE SALES CHARGE REDUCTION AND WAIVER PRIVILEGES, THE TERM "IMMEDIATE FAMILY" IS DEFINED AS YOU, YOUR SPOUSE AND YOUR CHILDREN UNDER THE AGE OF 21.

CLASS A SALES CHARGE REDUCTIONS

There are several ways investors and certain qualified pension plans may combine multiple purchases to reduce Class A sales charges as indicated below. FOR THE PURPOSE OF CALCULATING THE SALES CHARGE, SHARES OF THE CASH RESERVES FUND PURCHASED THROUGH AN EXCHANGE, REINVESTMENT OR CROSS-REINVESTMENT FROM ANOTHER FUND HAVING A SALES CHARGE QUALIFY; HOWEVER, DIRECT PURCHASES OF THE CASH RESERVES FUND CLASS A ARE EXCLUDED.

RIGHTS OF COMBINATION. Purchases may be combined to reduce Class A sales charges if made by:

- you and your immediate family for your own account(s), including individual retirement, custodial and personal trust accounts;

- a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and

- groups which qualify for the Group Investment Program as described in the SAI.

RIGHTS OF ACCUMULATION. You may add the current market value of your existing holdings in any fund and class of shares of the MEMBERS Mutual Funds (including combinations), to the amount of your next purchase of Class A shares to qualify for reduced sales charges. The current value of existing investments in your MEMBERS variable annuity contract may also be taken into account to determine your Class A sales charges.

LETTER OF INTENT. You may purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once by signing a Letter of Intent (LOI). Such an investment (including combinations) must aggregate at least $25,000 if investing in equity funds or at least $50,000 ore more if investing in bond funds during the 13-month period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to MEMBERS Mutual Funds. For the purposes of calculating if the total investment amount specified in the LOI has been met, historical cost of the original shares purchased will be used, and reinvested dividends and capital gains, and appreciation of your holdings are not included. A small portion of the initial purchase (approximately 5% of the aggregate) will be held in escrow to cover the difference in Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the sales charge reduction you received. The escrowed shares will be released upon completion of the LOI or at the end of the 13-month period, whichever comes first.

CLASS A SALES CHARGE WAIVERS

Class A shares may be purchased without front-end sales charges by the following individuals and institutions:

- Credit union employees and their immediate family, when purchasing shares for their own personal accounts.

- Registered representatives of broker/dealers and registered investment advisors authorized to sell the funds when purchasing shares for their own account or for the benefit of their immediate family.

- Individuals and their immediate family who within the past twelve months were trustees, directors, officers, or employees of the CUNA Mutual Group or any of its affiliated companies, or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons, provided the purchase is made directly by mail, internet or telephone without the consultation of a registered representative. If the purchase is made through a registered representative, sales charges as described in this prospectus may apply.

- Individuals and their immediate family who within the past twelve months were trustees or employees of the MEMBERS Mutual Funds and Ultra Series Fund Boards of Trustees; or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

- Individuals and their immediate family who are trustees, directors, officers or employees of the adviser, subadviser, or service providers of the MEMBERS Mutual Funds.

- Credit union system-affiliated institutional investors and other non-profit organizations as described in section 501(c)(3) of the internal revenue code.

- Certain qualified defined benefit or qualified defined contribution pension plans, including 401(k) plans, with over $250,000 of assets.

Class A shares may be purchased without front-end sales charges in the following transactions:

- In fee-based managed account programs with the fund's distributor or dealers that have a special arrangement with the fund's distributor or the investment adviser of MEMBERS Mutual Funds.

- With proceeds from the liquidation of a CUNA Mutual-affiliated pension product. (For employees of CUNA Mutual Group or any of its affiliated companies the sales charge waiver applies provided the purchase is made directly by mail, internet or telephone without the consultation of a registered representative. If the purchase is made through a registered representative, sales charge as described in this prospectus may apply.

- In Retirement Health Care Funding Program accounts (FAS 106) and Employee Option Plan accounts administered by CUNA Mutual Group.

-    Reinvestment of dividends or capital gains from one of the MEMBERS Mutual
     Funds.

-    By exchange from one MEMBERS Mutual Fund to another.

     - Pursuant to the funds' reinstatement or reinvestment privilege (see the SAI for more information).

     - From the proceeds of shares of another MEMBERS Mutual Funds account on which a load was already paid.

CLASS B SHARES

Class B shares are sold without any initial sales charge. DIRECT PURCHASES OF CLASS B SHARES OF THE CASH RESERVES FUND ARE NOT PERMITTED. CLASS B SHARES OF THE CASH RESERVES FUND MAY ONLY BE ACQUIRED BY EXCHANGE FROM CLASS B SHARES OF OTHER MEMBERS FUNDS. With the exception of the Cash Reserves Fund, the distributor pays a commission equal to 4% of the amount invested to broker/dealers who sell Class B shares. Class B shares automatically convert to Class A shares, based on relative net asset value, at the end of the eighth year after purchase (the seventh year after purchase for Class B shares purchased prior to February 28, 2003).

For Class B shares, a contingent deferred sales charge (CDSC) may be applied on shares you sell within six years of purchase (within five years for Class B shares purchased prior to February 28, 2003) as indicated below.

                   Purchase Date on or after February 28, 2003

Years After Purchase    1     2     3     4     5     6      7
--------------------   ---   ---   ---   ---   ---   ---   ----
CDSC                   4.5%  4.0%  3.5%  3.0%  2.0%  1.0%  None

                     Purchase Date before February 28, 2003

Years After Purchase       1     2     3     4     5      6
--------------------      ---   ---   ---   ---   ---   ----
CDSC                      4.5%  4.0%  3.5%  3.0%  2.0%  None

The CDSC is based on the original purchase cost or the current net asset value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions. Certain withdrawals, including those made through a systematic withdrawal program, may not be subject to a CDSC. For more information, see "Class B CDSC Waivers," page 39.

For purposes of computing CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month. To minimize your CDSC, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell those shares that you have owned for the longest period of time. Specifically, we will sell shares that represent share price increases (if any) first, then dividends, then the oldest-aged shares.

     For example, assume that you purchased 100 shares of a fund on January 1, Year 1 for $10 per share, another 100 shares on January 1, Year 2 for $15 per share, and another 100 shares on January 1, Year 3 for $20 per share. Also assume that dividends of $1.50 and $2.00 per share were paid on December 31, Year 1 and Year 2, respectively, and reinvested. Your account can be summarized as:

                                             PRICE PER     SHARES     TOTAL    ACCOUNT
        DATE                 ACTION            SHARE     PURCHASED   SHARES     VALUE
        ----                 ------          ---------   ---------   ------   --------
January 1, Year 1     Purchased shares          $10          100      100      $1,000
December 31, Year 1   Reinvested dividends      $15           10      110      $1,650
January 1, Year 2     Purchased shares          $15          100      210      $3,150
December 31, Year 2   Reinvested dividends      $20           21      231      $4,620
January 1, Year 3     Purchased shares          $20          100      331      $6,620

     Assume further that you sell 200 shares in Year 3 and that the share price as of the end of the day you sell your shares is $20. The $6,620 in your account can be broken down into share price increases of $1,500 (100 shares appreciated from $10 to $20 per share; 100 shares appreciated from $15 to $20 per share; and 100 shares have not appreciated), dividends of $620 ($200, $150 on 12/31 in Year 1 plus $50 in share price increases; and $420 on 12/31 in Year 2), and purchase payments of $4,500 ($1,000 in Year 1, $1,500 in Year 2, and $2,000 in Year 3). You would incur the following CDSC charges:

TYPE OF SHARES SOLD (IN ORDER)                AMOUNT    CDSC (%)   CDSC ($)
------------------------------                ------    --------   --------
Share price increases of purchased shares     $1,500    None          None
Dividends (including share price increases)   $  620    None          None
Aged Shares (oldest sold first):
   Purchased January 1, Year 1                $1,000     3.5%(1)    $35.00
   Purchased January 1, Year 2                $  880(2)  4.0%(1)    $35.20
TOTAL                                         $4,000    1.75%(3)    $70.20

(1)  As a percentage of original purchase payment.

(2) $620 of the original $1,500 purchase payment would remain available for redemption.

(3)  As a percentage of the amount redeemed.

CLASS B CONTINGENT DEFERRED SALES CHARGE (CDSC) WAIVERS

In order to ensure you receive a waiver of the CDSC on redemptions of your Class B shares, you need to notify your financial representative or MEMBERS Mutual Funds that you qualify for such a waiver at the time you redeem the shares. If notice is not provided, you may not receive the waiver to which you are otherwise entitled. MEMBERS Mutual Funds may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a waiver of sales charges.

The CDSC may be waived on redemptions of Class B shares under the following circumstances:

     - If you have established a systematic withdrawal plan, as long as the redemptions do not exceed 12% of the value of an account annually (calculated at the time of the withdrawal).

     -    Due to death or disability.

     - For the following types of transactions in individual retirement accounts (IRAs) or other qualified retirement plans described under section 401(a), unless otherwise noted:

          -    returns of excess contributions;

          -    qualified hardship withdrawals; and

          - required minimum distributions or to effect life expectancy distributions scheduled under the equal periodic payment exception (sometimes referred to as the 72t exception).

     - Pursuant to the Trust's right to liquidate small accounts (see "Small Accounts," page 44).

CLASS Y SHARES

Class Y shares are sold without the imposition of a sales charge and are generally only available for purchase by the MEMBERS allocation funds, other affiliated allocation funds which are offered through separate prospectuses, in fee-based managed account programs with the fund's distributor or dealers that have special arrangements with the fund's distributor, and other investors as the Board of Trustees may authorize from time to time.

Please refer to the SAI or the funds' website at www.membersfunds.com for additional information on sales charge reductions and waivers. The SAI is available free of charge, upon request, by calling 1-800-877-6089. The funds' website includes hyperlinks to the information provided herein and to the additional information that is referenced in the SAI.

REDEMPTION FEES

You will be charged a 2% redemption fee if you redeem or exchange Class A and Class B shares of the SMALL CAP VALUE FUND, SMALL CAP GROWTH FUND and the INTERNATIONAL STOCK FUND within 30 calendar days of purchase. Class Y shares and none of the other MEMBERS Mutual Funds' Class A and B shares are subject to redemption fees at this time.

All redemption fees charged are for the benefit of the then current shareholders and paid directly to the fund from which the shares were redeemed to help offset any trading costs, market impact and/or other costs associated with short-term trading in and out of the funds.

Redemption fees are assessed on the current market value of the shares being redeemed. For the purpose of applying the redemption fee, shares will be redeemed in the order of their purchase with those held the longest being redeemed first. Shares transferred to a different account registration or converted to a different share class will retain their original purchase date and continue to be subject to redemption fees.

REDEMPTION FEE WAIVERS

The 2% redemption fee will not be charged to:

     - Shares redeemed that are acquired through the automatic reinvestment of dividends and capital gain distributions.

     - Shares redeemed under a regularly scheduled systematic withdrawal, systematic exchange, or automatic account rebalancing program (see "Additional Investor Services," page 44).

     -    Shares redeemed due to death or disability.

     - Shares redeemed for the following types of transactions in individual retirement accounts (IRAs) other qualified retirement plans described under section 401(a) and 457 non-qualified deferred compensation plans, unless otherwise noted:

          -    returns of excess contributions;

          -    qualified hardship withdrawals; and

          - required minimum distributions or to effect life expectancy distributions scheduled under the equal periodic payment exception (sometimes referred to as the 72t exception).

     - Shares redeemed pursuant to the Trust's right to liquidate small accounts (see "Small Accounts," page 44).

     - Shares redeemed in fee-based managed accounts programs with the fund's distributor or dealers that have a special arrangement with the fund's distributor or the investment adviser of MEMBERS Mutual Funds.

     - Shares redeemed in certain omnibus and financial intermediary accounts where the omnibus or intermediary account holder does not have the capability to impose a redemption fee on its underlying customers' accounts.

The funds reserve the right to waive or impose redemption fees or withdraw waivers at their discretion, to the extent permitted by law. In addition, the funds reserve the right to modify or eliminate redemption fees or waivers without giving advance notice to shareholders, but any such modification or elimination will be imposed prospectively only.

DISTRIBUTION AND SERVICE PLANS

SERVICE FEES. Class A and B shares of each of the funds, other than the Cash Reserves Fund, pays its principal underwriter, CUNA Brokerage, a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by CUNA Brokerage to cover its costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with CUNA Brokerage for their costs of servicing shareholder accounts. CUNA Brokerage may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts. Class Y share do not impose a service fee.

DISTRIBUTION OR "12B-1" FEES (CLASS B ONLY). The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the terms of the plan, each fund pays CUNA Brokerage a fee equal to 0.75% of the average daily net assets attributable to Class B shares of that fund. CUNA Brokerage may use this fee to cover its distribution-related expenses of broker/dealers (including commissions paid for selling Class B shares). This fee increases the cost of investment in the Class B shares of a fund and over time may cost more than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO BROKER/DEALERS

Periodically, the distributor may conduct or pay for educational meetings for the purpose of training representatives selling MEMBERS Mutual Funds.

SELLING SHARES

The following explains how to sell your shares by letter, phone, exchange, or Internet. You may sell shares at any time. Upon request, your shares will be sold at the next net asset value (NAV) calculated after your order is accepted in good order by the fund. Your order will be processed promptly.

In certain circumstances, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a STAMP2000 MEDALLION SIGNATURE GUARANTEE "SIGNATURE GUARANTEE" if the redemption is:

     -    over $50,000;

     -    made payable to someone other than the registered shareholder(s); or

     - mailed to an address other than the address of record, or an address that has been changed within the last 30 days.

You can generally obtain a signature guarantee from a credit union or other financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a signature guarantee. MEMBERS MUTUAL FUNDS RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY REDEMPTION.

                                    BY LETTER
          (Available for accounts of any type and sales of any amount.)

Write a letter of instruction indicating your account number, fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to MEMBERS Mutual Funds using the address on page 33. A check will be mailed to the name and address in which the account is registered.

IF YOU ARE:                      A WRITTEN LETTER OF INSTRUCTION TO SELL SHARES
                                 MUST INCLUDE:

An owner of an individual,       - The signatures and titles of all persons
joint, sole proprietorship,        authorized to sign for the account, exactly
UGMA/UTMA (custodial accounts      as the account is registered.
for minors) or general
partner account.                 - Signature guarantee if applicable.

   An owner of a corporate or    - Corporate resolution, certified within the
   association account             past 60 days, specifying the individual(s)
                                   authorized to sell securities.

                                 - On the letter and the resolution, the
                                   signature of the person(s) authorized to sign for the account.

                                 - Signature guarantee if applicable.

An owner or trustee of a trust   - The signature(s) of the trustee(s).
account
                                 - If the names of all trustees are not
                                   registered on the account, also provide a
                                   copy of the trust document certified within
                                   the past 60 days, specifying the
                                   individual(s) authorized to sell securities.

                                 - Signature guarantee if applicable.

A joint tenancy shareholder      - The signature of the surviving tenant.
whose co-tenant is Deceased
                                 - Certified copy of death certificate of the
                                   deceased co-tenant.

                                 - Tax waiver (if applicable in your state).

                                 - Signature guarantee if applicable.

An executor of a shareholder's   - The signature of the executor.
estate
                                 - Copy of the order appointing the executor,
                                   certified within the past 60 days.

                                 - Tax waiver (if applicable in your state).

                                 - Signature guarantee required.

For other account types not      - Call MEMBERS Mutual Funds at 1-800-877-6089
listed above                       for instructions.

                                    BY PHONE
            (Available for most accounts and sales of up to $50,000.)

To place your redemption order, call MEMBERS Mutual Funds between 8:00 A.M. and 7:00 P.M. Central Time or use our automated touchtone services 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are mailed the next business day after the redemption request is effective.

Redemption proceeds can be sent by electronic funds transfer (EFT) provided that you have pre-authorized banking information on file with MEMBERS Mutual Funds. Redemption proceeds from EFT transactions are generally available by the second business day. MEMBERS Mutual Funds does not charge for EFT, however, your credit union or other financial institution may charge a fee for this service.

Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with MEMBERS Mutual Funds. A $10 fee will be deducted from your account to send the wire; your credit union or other financial institution may charge an additional fee to accept the wired funds.

                                   BY EXCHANGE
          (Available for accounts of any type of sales of any amount.)

Make sure that you have a current prospectus for the MEMBERS Mutual Funds, which can be obtained by calling your financial representative or MEMBERS Mutual Funds at 1-800-877-6089.

                                   BY INTERNET

Call your financial representative, MEMBERS Mutual Funds, or use the Internet at www.membersfunds.com. Not currently available.

      REDEMPTION REQUESTS RECEIVED AND ACCEPTED BY THE FUND AFTER 3:00 P.M. CENTRAL TIME (4:00 P.M. EASTERN) WILL BE PROCESSED USING THE NEXT DAY'S
                                NET ASSET VALUE.

GENERAL POLICIES

LIMITATION ON PURCHASES. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U. S. dollars and drawn on or from U.S. credit unions or other financial institutions. ADDITIONALLY, WE WILL NOT NORMALLY ACCEPT PURCHASE ORDERS OF $50,000 OR MORE FOR CLASS B SHARES FROM A SINGLE INVESTOR.

PRICING OF FUND SHARES. The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3 P.M. Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after 3:00 P.M. Central Time will be processed using the next day's NAV.

For all funds other than the Cash Reserves Fund, a fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Since the assets of each Allocation Fund consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAVs of the underlying funds.

Because each Allocation Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that MEMBERS Capital Advisors (MCA) will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments. The following fair valuation policy is followed by MCA with respect to the funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is somewhat similar.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, MCA may value the security or investment using procedures approved by the funds' board of trustees that are designed to establish its "fair" value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their "fair" value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

MCA relies on its fair value procedures most often in connection with FOREIGN SECURITIES whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such FOREIGN SECURITIES or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before 3:00 P.M. Central Time. In these situations, the fair value of the FOREIGN SECURITY may be something other than the last available quotation or other market price. With regard to such FOREIGN SECURITIES, the fair valuation procedures include consultation with an independent "fair value" pricing service. Nonetheless, MCA separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by MCA under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service, (2) other financial institutions or investment managers, or (3) MCA had it used a different methodology to value the security. The Trust and MCA cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

The securities held by the Cash Reserves Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than evaluating actual changes in the market value of the instrument. The Cash Reserves Fund's NAV is normally expected to be $1 per share.

To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.

BUY AND SELL PRICES. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSC and redemption fee. Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by MEMBERS Mutual Funds.

DISCLOSURE OF PORTFOLIO INFORMATION. The fund may make selective disclosure of portfolio information to various service providers. For more information on these disclosures please refer to the SAI.

EXECUTION OF REQUESTS. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received in good order by MEMBERS Mutual Funds. In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities law.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

FREQUENT TRADING. Excessive or short-term trading in fund shares may harm a fund's performance, and thereby harm other shareholders in the fund, in three respects. First, frequent traders may exploit the fact that a fund has calculated its NAV using closing prices of securities that are no longer current, thereby diluting the value of long-term shareholders' interests in a fund. Second, to meet higher levels of redemptions caused by frequent traders, a fund may be required to maintain a larger percentage of the fund's assets in cash or be forced to liquidate certain holdings at inopportune times, thereby compromising portfolio management strategies. Third, frequent purchases and redemptions by frequent traders will cause a fund to incur greater expenses for buying and selling securities, which are borne by all fund shareholders.

The Trust, on behalf of each of the funds, has adopted policies and procedures with respect to frequent traders. Included in the policies and procedures are the several methods MEMBERS Mutual Funds currently employs to detect and deter frequent traders, including:

     -    applying exchange limit guidelines,

     -    charging redemption fees on short-term trades,

     -    selectively monitoring trade activity, and

     - exercising broad authority to take discretionary action against frequent traders and against particular trades, including delaying payment of the proceeds from the redemption of fund shares for up to seven days, and identifying frequent traders and restricting their trading privileges or expelling them from a fund.

In addition to the above, to combat dilution of the value of long-term shareholders' interests in a fund, a fund may employ fair valuation procedures on the securities it holds in its portfolio, as described in "Pricing of Fund Shares" above.

Each of the above methods to protect the interests of investors involves judgments that are inherently subjective, although MEMBERS Mutual Funds and its service providers seek to make judgments that are consistent with long-term investors' interests. Moreover, each of these methods involves some selectivity in their application. While the funds seek to take actions that will detect and deter frequent trading, they cannot assure that such activity can be completely eliminated. For instance, the funds may not be able to identify or reasonably detect or deter frequent trading transactions that are facilitated by financial intermediaries or made through the use of omnibus accounts that transmit purchase, exchange, and redemption orders to the funds on behalf of their customers who are the beneficial owners.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, MEMBERS Mutual Funds will take measures to verify the caller's identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. MEMBERS Mutual Funds is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a credit union or other financial institution account.

INTERNET TRANSACTIONS. For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. MEMBERS Mutual Funds is not responsible for any losses that may occur due to unauthorized access.

HOUSEHOLDING. To reduce shareholder service expenses, MEMBERS Mutual Funds intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to MEMBERS Mutual Funds.

ACCOUNT STATEMENTS. In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.

SMALL ACCOUNTS. Due to the high fixed cost of maintaining mutual fund accounts, MEMBERS Mutual Funds reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, MEMBERS Mutual Funds may sell your shares and mail the proceeds to you at your address of record.

ADDITIONAL INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM. You may set up regular investments from your credit union or other financial institution account to the fund of your choice, WITH THE EXCEPTION OF CLASS B SHARES OF THE CASH RESERVES FUND WHICH CANNOT BE PURCHASED DIRECTLY. You determine the frequency and amount of your investments, and you may terminate the program at any time. Investments must be made at least once each quarter and may be as little as $25 per transaction ($50 minimum per fund per month). Systematic investments may be transacted twice monthly, monthly, bimonthly, or quarterly. For more information on purchase minimums, see the table on page 34. To take advantage of the systematic investment program, complete the appropriate parts of your account application or work with your financial representative.

PAYROLL DEDUCTION/DIRECT DEPOSIT PROGRAM. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to the fund of your choice, WITH THE EXCEPTION OF CLASS B SHARES OF THE CASH RESERVES FUND WHICH CANNOT BE PURCHASED DIRECTLY. You determine the frequency and amount of your investments, and you may terminate the program at any time. Investments may be as little as $25 per transaction ($50 minimum per fund per month). For more information on purchase minimums, see the table on page 34. To take advantage of the payroll deduction program, complete the MEMBERS Payroll Deduction/Direct Deposit Form or work with your financial representative. A new account application must accompany the form if you are opening a new account.

SYSTEMATIC WITHDRAWAL PROGRAM. If your account balance is at least $5,000, you may make systematic withdrawals from your account. You must fill out the relevant portion of your account application, and the payment schedule. All payees must be on the same payment schedule. You determine the frequency (no less than monthly), day of the month, and amount of your withdrawal and you may terminate the program at any time. Each systematic withdrawal must be at least $50 per fund. On B share accounts, no CDSC will be charged on systematic withdrawals of no more than 12% of your account's value annually. To take advantage of the systematic withdrawal program on an existing account, contact your financial representative or MEMBERS Mutual Funds at 1-800-877-6089.

SYSTEMATIC EXCHANGE PROGRAM. If your account balance is at least $5,000, you may exchange your shares for the same class of shares of another fund under the systematic exchange program. CLASS A SHARES OF THE CASH RESERVES FUND MAY BE EXCHANGED TO CLASS B SHARES OF OTHER FUNDS FOR DOLLAR COST AVERAGING PURPOSES. For the purposes of computing the contingent deferred sales charge on Class B, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange. EXCHANGES OF CLASS A SHARES OF THE CASH RESERVES FUND INITIALLY PURCHASES WITHOUT A SALES CHARGE WILL BE SUBJECT TO THE APPROPRIATE SALES CHARGE UPON EXCHANGE INTO ANOTHER FUND. You determine the frequency (no less than monthly), day of the month, and amount of your exchange and you may terminate the program at any time. Each systematic exchange must be at least $50 per fund. To take advantage of the systematic exchange program, simply complete the appropriate parts of your account application or contact your financial representative.

AUTOMATIC ACCOUNT REBALANCING. If your Class A share account balance is at least $25,000, you may request automatic account rebalancing on a semi-annual or annual basis. You may select a model fund allocation that MEMBERS Mutual Funds has defined, or you may build your own portfolio. To take advantage of the automatic rebalancing program, simply complete the MEMBERS Mutual Funds Automatic Account Rebalancing Form or contact your financial representative. A new account application must accompany the form if you are opening a new account.

RETIREMENT PLANS. Shares of MEMBERS Funds may be used to fund a variety of retirement plans, including IRAs, SEPs, 401(k) plans, 403(b)(7) arrangements, code section 457 non-qualified deferred compensation plans, and other pension and profit sharing plans (availability may vary in Puerto Rico). Using these plans, you may open an account with either a minimum initial investment or by establishing a systematic investment program. To find out more, call MEMBERS Mutual Funds at 1-800-877-6089.

DISTRIBUTIONS AND TAXES

The funds generally distribute most or all of their net earnings in the form of dividends. Capital gains, if any are typically distributed in December. The timing of the dividend payments is as follows:

     -    Declared daily and paid monthly: Cash Reserves and Bond Funds.

     - Declared monthly and paid monthly: High Income and Diversified Income Funds.

     - Declared annually and paid annually: Conservative Allocation, Moderate Allocation, Aggressive Allocation, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds.

DIVIDEND REINVESTMENTS. Many investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payment date. Alternatively, you can choose to have a check for your dividends mailed to you. HOWEVER, IF, FOR ANY REASON, THE CHECK IS NOT DELIVERABLE, YOUR DIVIDENDS WILL BE REINVESTED AND NO INTEREST WILL BE PAID ON AMOUNTS REPRESENTED BY THE CHECK.

TAXABILITY OF DISTRIBUTIONS. Distributions that you receive from a fund are generally taxable. Likewise, distributions in the form of dividends, whether reinvested or taken as cash, also are generally taxable to the recipient. Dividends representing a fund's long-term capital gains distributions are taxable as long-term capital gains. Dividends paid from the net investment income of certain funds (generally the funds other than the Cash Reserves Fund) may constitute "qualified dividends" taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitute "qualified dividends." Dividends paid from a fund's net investment income that do not constitute "qualified dividends" and dividends representing a fund's short-term capital gains are generally taxable as ordinary income.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event to you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a capital gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. The Form 1099 that is mailed to you every January details your dividends and taxable transactions and their federal tax category. For more general information on taxes, refer to the SAI. Please consult a tax professional for more complete information and advice specific to your situation as well as for the tax rules specific to your state.

INVESTMENT ADVISER

The investment adviser for MEMBERS Mutual Funds is MEMBERS Capital Advisors, Inc. (MCA), 5910 Mineral Point Road, Madison, WI 53705. MCA was established on July 6, 1982. It provides investment advice to the investment portfolios of the CUNA Mutual Group (CUNA Mutual Insurance Society, its "permanent affiliate" CUNA Mutual Life Insurance Company and their subsidiaries and affiliates). As of December 31, 2006, MCA had over $14.6 billion of assets under management. MCA manages all funds using a team approach consisting of a lead portfolio manager, supporting analysts, and the guidance of MCA's other equity and fixed income portfolio managers.

As payment for its services as the investment adviser, MCA receives a management fee based upon the average daily net assets of each fund which is computed and accrued daily and paid monthly. The management fees paid to MCA, at an annual rate as a percentage of average net assets for the previous fiscal year, were: 0.20% for the Conservative, Moderate and Aggressive Allocation Funds (collectively, the "Allocation Funds"), 0.40% for the Cash Reserves Fund, 0.50% for the Bond Fund, 0.55% for the High Income Fund, 0.65% for the Diversified Income Fund, 0.55% for the Large Cap Value Fund, 0.75% for the Large Cap Growth Fund, 0.95% for the Mid Cap Value Fund, 0.75% for the Mid Cap Growth Fund, and 1.05% for the International Stock Fund. MCA receives a management fee of 1.00% for the Small Cap Value Fund and 1.00% for the Small Cap Growth Fund based upon the average daily net assets of the fund which is computed and accrued daily and paid monthly. No management fees were paid to MCA for the previous fiscal year because the Small Cap Value and Small Cap Growth Funds did not commence operations until December 27, 2006.

MCA currently manages the assets of all of the funds using a "manager of managers" approach under which MCA may manage some or all of the funds' assets and may allocate some or all of the funds' assets among one or more specialist subadvisers. MCA selects subadvisers based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and MCA does not expect frequent changes in subadvisers. MCA compensates subadvisers out of its own assets.

MCA monitors the performance of each subadviser to the extent it deems appropriate to achieve a fund's investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers or recommends to the MEMBERS Mutual Funds Board of Trustees that a fund employ or terminate particular subadvisers. MEMBERS Mutual Funds and MCA received an order of the Securities and Exchange Commission that permits the MEMBERS Mutual Funds board to appoint or change subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an "information statement" within 90 days of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.

A discussion regarding the basis for the approval of the Funds' investment advisory contracts by the Funds' Board of Trustees is contained in the Funds' annual report to shareholders for the period ended October 31, 2006.

PORTFOLIO MANAGEMENT

As of the date of this prospectus, MEMBERS Capital Advisors manages the assets of the ALLOCATION FUNDS, CASH RESERVES, BOND, DIVERSIFIED INCOME, LARGE CAP VALUE and LARGE CAP GROWTH FUNDS, and a portion of the assets of the MID CAP VALUE FUND. The following individuals are primarily responsible for the day-to-day management of these funds.

The CASH RESERVES FUND is managed by Edward J. Meier. Mr. Meier, Director and Portfolio Manager, Fixed Income of MCA has been involved in portfolio management and securities analysis for the fund since he joined the firm in 2005. Mr. Meier has 14 years of experience managing fixed-income assets. Prior to joining MCA, Mr. Meier was an investment professional at AEGON U.S.A. Investment Management Company where he managed $8 billion in mortgage- and asset-backed securities (1999-2005).

The BOND FUND and the fixed income portion of the DIVERSIFIED INCOME FUND are managed by Dean "Jack" Call, D.B.A., CFA. Mr. Call, Managing Director and Portfolio Manager, Fixed Income of MCA has been involved in portfolio management of the fixed income funds since he joined the firm in 2004. Mr. Call has been active in fixed income investing since 1982 and has 24 years of experience in a number of investment activities. Prior to joining MCA, Mr. Call was an investment professional at Bank One Capital Markets (2002-2004) and Scudder, Kemper Investments (2000-2002).

The DIVERSIFIED INCOME FUND is co-managed by John H. Brown, CFA, and Dean "Jack" Call, D.B.A., CFA. Mr. Brown, Managing Director and Portfolio Manager, Equities of MCA manages the equity portion of the Diversified Income Fund and has been involved in portfolio management and securities analysis for the fund since he joined the firm in 1998. He also serves as analyst of the industrial sector supporting all the MCA-managed stock portfolios. Prior to joining MCA, Mr. Brown was senior portfolio manager and Principal at Montgomery Asset Management (1994-1998), and a portfolio manager and analyst at Merus Capital Management (1986-1994).

The ALLOCATION FUNDS and the LARGE CAP VALUE FUND are managed by Scott D. Opsal, CFA. Mr. Opsal, Managing Director and Portfolio Manager, Equities of MCA has been involved in portfolio management of stock funds since he joined the firm in 2003. He also serves as utilities stock analyst supporting all the MCA-managed stock portfolios and leads the development and implementation of common stock analysis and portfolio risk management tools used throughout the common stock portfolio management process. Prior to joining MCA, Mr. Opsal served as analyst, portfolio manager, Director of Research and Chief Investment Officer with Invista Capital Management (1983-2002).

The LARGE CAP GROWTH FUND is managed by Bruce A. Ebel, CFA, CIC, CFP(R). Mr. Ebel, Managing Director and Portfolio Manager, Equities of MCA has been involved in portfolio management and securities analysis for the fund since he joined the firm in 2005. He also serves as analyst of the biotechnology industry supporting all MCA-managed stock portfolios. Mr. Ebel's investment management experience spans 27 years and includes serving as Managing Director at LIFEPOINT Financial Consultants, Inc. (2003-2005) and Senior Vice President and equity portfolio manager at State Street Research (1999-2003).

The MID CAP VALUE FUND is managed by Livia S. Asher. Ms. Asher, Managing Director and Portfolio Manager, Equities of MCA joined the firm in 2006. She also serves as the analyst responsible for stocks in the non-bank financial sector for MCA-managed portfolios. Ms. Asher's investment management experience spans more than 30 years, most of it covering the financial services industry for both sell-side and buy-side firms. Prior to joining MCA, Ms. Asher was an officer and investment analyst at Mitsubishi Trust & Banking Corp, Merrill Lynch, Fox-Pitt, Kelton and First Boston. In addition, she was an equity portfolio manager and analyst covering the U.S. financial services industry at Allianz of America.

As of the date of this prospectus, Shenkman Capital Management, Inc. (SCM) 461 Fifth Avenue - 22nd Floor, New York, NY 10017, is the only subadviser managing the assets of the HIGH INCOME FUND. SCM is independently owned by employees and directors and focuses exclusively on managing high yield assets. SCM manages assets for an impressive list of "blue chip" institutional, endowment, ERISA, foundation and public pension accounts. As of December 31, 2006, SCM managed approximately $10.8 billion in assets, which included investment advisory services for three other registered investment companies having aggregate assets of approximately $525 million.

Mark R. Shenkman, Frank X. Whitley and Mark J. Flanagan, CPA, CFA are the fund's co-primary portfolio managers. Mr. Shenkman has been the President and Chief Investment Officer of SCM since he founded the company in 1985. Mr. Whitley, Executive Vice President and portfolio manager of SCM joined the firm in 1988 and became a portfolio manager in 1994. Mr. Flanagan, Senior Vice President and portfolio manager of SCM joined the firm in 1992 and became a portfolio manager in 2002.

As of the date of this prospectus, Wellington Management Company, LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts, 02109, manages the MID CAP GROWTH FUND, the small-cap portion of the assets within the MID CAP VALUE FUND and the SMALL CAP VALUE FUND. Wellington Management is a limited liability partnership that traces its origins to 1928. Wellington Management provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $575 billion in assets under management as of December 31, 2006.

The MID CAP GROWTH FUND is managed by Francis J. Boggan, CFA. Mr. Boggan, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since 2006. Mr. Boggan joined the firm as an investment professional in 2001.

The following individuals are primarily responsible for the management of the small-cap portion of the MID CAP VALUE FUND and the SMALL CAP VALUE FUND.

Stephen T. O'Brien, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management has served as portfolio manager of the MID CAP VALUE FUND since 2001 and the SMALL CAP VALUE FUND since 2006. Mr. O'Brien joined Wellington Management as an investment professional in 1983.

Timothy J. McCormack, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the MID CAP VALUE FUND since 2000 and the SMALL CAP VALUE FUND since 2006. Mr. McCormack joined Wellington Management as an investment professional in 2000.

Shaun F. Pedersen, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2004. Mr. Pedersen has been involved in portfolio management and securities analysis for the MID CAP VALUE FUND since 2004 and the SMALL CAP VALUE FUND since 2006. Prior to joining Wellington Management, Mr. Pedersen worked as an investment professional with Thomas Weisel Asset Management (2001-2004).

As of the date of this prospectus, Paradigm Asset Management Company, LLC ("Paradigm"), 445 Hamilton Avenue, White Plains, New York, 10601, is the only subadviser managing the assets of the SMALL CAP GROWTH FUND. Paradigm is a Limited Liability Company that was established in 1991. Paradigm provides investment management services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had approximately $1 billion in assets under management as of December 31, 2006.

James E. Francis, President and Chief Executive Officer leads the portfolio management team of the fund. Mr. Francis was the co-founder of the firm in 1991 and has overseen the investment process since the firm's inception. The other member's of the team include Jeffrey E. Marcus and Gregory Pai.

Jeffrey E. Marcus, Senior Portfolio Manager, joined Paradigm in 1991 as a portfolio manager. Mr. Marcus has been involved in portfolio management and investment analysis since 1988. Prior to joining Paradigm, Mr. Marcus was an investment analyst for Warner Lambert.

Gregory Pai, Managing Director and Portfolio Manager, joined Paradigm in 1996 as a senior partner. He has been involved in portfolio management since he joined Paradigm. Prior to joining Paradigm, Mr. Pai held senior positions in the media industry and was a management consultant with Price Waterhouse & Company.

As of the date of this prospectus, Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, NY 10020, is the only subadviser managing the assets of the INTERNATIONAL STOCK FUND. Lazard began managing separate account international equity portfolios in 1985. Lazard employs over 100 global investment professionals, with smaller teams responsible for portfolio construction. Lazard is a New York-based subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company. Lazard provides its institutional and private clients with a wide variety of investment banking, brokerage management and related services. Lazard Freres established Lazard as its investment management division and registered it with the Securities and Exchange Commission as an investment adviser on May 1, 1970. Investment management services are also provided by Lazard Asset Management Limited, based in London, Lazard Asset Management (Deutschland) GmbH, based in Frankfurt, Lazard Asset Management Italy, based in Milan, Lazard Japan Asset Management KK, based in Tokyo, and Lazard Asset Management Pacific Co., based in Sydney, all of which are controlled by Lazard. Investment research is undertaken on a global basis utilizing the global investment team members worldwide. Net assets under management of Lazard were $97.7 billion as of December 31, 2006.

Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

John R. Reinsberg is Deputy Chairman of Lazard Asset Management LLC responsible for international and global products. He also oversees the day-to-day operations of Lazard's international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1992, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Mr. Reinsberg has a MBA from Columbia University and a BA from the University of Pennsylvania.



Michael A. Bennett is a Managing Director of Lazard Asset Management and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He began working in the investment field in 1987. Prior to joining the firm in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company. He is a CPA, has a MBA from the University of Chicago's Graduate School of Business and a BS from New York University.

Michael G. Fry is a Managing Director and portfolio manager within Lazard Asset Management Limited in London. Prior to joining the firm in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987.

James Donald, CFA is a Managing Director of Lazard Asset Management LLC. In addition to his duties as a Portfolio Manager/Analyst he also serves as Head of the Emerging Markets Group. Prior to joining the Firm in 1996, Mr. Donald worked at Mercury Asset Management, which he joined in 1985. At Mercury Asset Management he was on the emerging markets team between 1992 and 1996 and worked on the international equity team between 1985 and 1992. Mr. Donald received a BA
(Hons) in history from University of Western Ontario.

Brian Pessin, CFA is a Director of Lazard Asset Management LLC and a Portfolio Manager/Analyst. Prior to joining the Firm in 1999, Mr. Pessin was associated with Dawson, Samberg Capital Management, Gabelli & Company and Auerbach, Grayson & Co. He has been working in the investment field since 1994. Mr. Pessin received his MBA from Columbia University and a BA in Economics from Cornell University.

Information regarding the portfolio managers' compensation, their ownership of securities in the funds and the other accounts they manage can be found in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the funds' financial performance for the past five years (or since inception for the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds). Certain information reflects financial results for a single fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights for the years ended October 31, 2006, 2005 and 2004 have been audited by Deloitte & Touche LLP, whose report, along with the funds' financial statements, is incorporated by reference in the SAI and included in the annual report, each of which is available upon request.

Financial highlights are not available for the Small Cap Value Fund and Small Cap Growth Fund because the funds are new. Financial highlights will be included for the Small Cap Value Fund and Small Cap Growth Fund once the funds have audited financial statements covering a period of at least six months.

Financial Highlights for a Share of Beneficial Interest Outstanding Throughout each Period

                                                        CONSERVATIVE     MODERATE      AGGRESSIVE
                                                         ALLOCATION     ALLOCATION     ALLOCATION
                                                            FUND           FUND           FUND
                                                        INCEPTION to   INCEPTION to   INCEPTION to
                                                         10/31/06(1)    10/31/06(1)   10/31/061(1)
                                                        ------------   ------------   ------------
CLASS A
NET ASSET VALUE at beginning of period                    $10.00         $10.00         $10.00
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.05           0.02          (0.01)
      Net realized and unrealized gain on investments       0.48           0.63           0.77
                                                          ------         ------         ------
         Total from investment operations                   0.53           0.65           0.76
                                                          ------         ------         ------
Net increase in net asset value                             0.53           0.65           0.76
                                                          ------         ------         ------
NET ASSET VALUE at end of period                          $10.53         $10.65         $10.76
                                                          ------         ------         ------
TOTAL RETURN(2)                                             5.30%(3)       6.50%(3)       7.60%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $3,031         $8,762         $2,675
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor             10.53%(4)       4.73%(4)      10.14%(4)
   After reimbursement of expenses by Advisor               0.70%(4)       0.70%(4)       0.70%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor               2.78%(4)       1.34%(4)      (0.56%(4)
Portfolio Turnover                                            26%(3)         11%(3)         10%(3)
CLASS B
NET ASSET VALUE at beginning of period                    $10.00         $10.00         $10.00
                                                          ------         ------         ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.02           0.01          (0.01)
      Net realized and unrealized gain on investments       0.49           0.62           0.75
                                                          ------         ------         ------
         Total from investment operations                   0.51           0.63           0.74
                                                          ------         ------         ------
Net increase in net asset value                             0.51           0.63           0.74
                                                          ------         ------         ------
NET ASSET VALUE at end of period                          $10.51         $10.63         $10.74
                                                          ------         ------         ------
TOTAL RETURN(2)                                             5.10%(3)       6.30%(3)       7.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $  622         $3,289         $1,164
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor             10.21%(4)       4.71%(4)      10.07%(4)
   After reimbursement of expenses by Advisor               1.45%(4)       1.45%(4)       1.45%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor               2.20%(4)       0.67%(4)      (1.28)%(4)
Portfolio Turnover                                            26%(3)         11%(3)         10%(3)

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Not annualized.

(4)  Annualized.

                                                                          CASH RESERVES FUND
                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------
                                                          2006      2005      2004         2003         2002
                                                        -------   -------   -------      -------      -------
CLASS A
NET ASSET VALUE at BEGINNING OF period                  $  1.00   $  1.00   $  1.00      $  1.00      $  1.00
                                                        -------   -------   -------      -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                0.04      0.02      0.01         0.00(1)      0.01
                                                        -------   -------   -------      -------      -------
         Total from investment operations                  0.04      0.02      0.01         0.00         0.01
                                                        -------   -------   -------      -------      -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.04)    (0.02)    (0.01)       (0.00)(1)    (0.01)
                                                        -------   -------   -------      -------      -------
         Total distributions                              (0.04)    (0.02)    (0.01)       (0.00)       (0.01)
                                                        -------   -------   -------      -------      -------
Net increase (decrease) in net asset value                   --        --        --           --           --
                                                        -------   -------   -------      -------      -------
NET ASSET VALUE at end of period                        $  1.00   $  1.00   $  1.00      $  1.00      $  1.00
                                                        =======   =======   =======      =======      =======
TOTAL RETURN(2)                                            4.27%     2.33%     0.68%        0.75%        1.57%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $10,989   $11,243   $11,916      $14,236      $16,487
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor             1.09%     0.98%     0.82%        0.87%        0.99%
   After reimbursement of expenses by Advisor              0.55%     0.55%     0.55%        0.55%        0.55%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor              4.13%     2.30%     0.68%        0.75%        1.46%
CLASS B
NET ASSET VALUE at beginning of period                  $  1.00   $  1.00   $  1.00      $  1.00      $  1.00
                                                        -------   -------   -------      -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                0.03      0.02      0.00(1)      0.00(1)      0.01
                                                        -------   -------   -------      -------      -------
         Total from investment operations                  0.03      0.02      0.00         0.00         0.01
                                                        -------   -------   -------      -------      -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.03)    (0.02)       --         0.00(1)     (0.01)
                                                        -------   -------   -------      -------      -------
         Total distributions                              (0.03)    (0.02)       --         0.00        (0.01)
                                                        -------   -------   -------      -------      -------
Net increase (decrease) in net asset value                   --        --      0.00           --           --
                                                        -------   -------   -------      -------      -------
NET ASSET VALUE at end of period                        $  1.00   $  1.00   $  1.00      $  1.00      $  1.00
                                                        =======   =======   =======      =======      =======
TOTAL RETURN(2)                                            3.48%     1.57%     0.07%        0.08%        0.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 4,242   $ 6,105   $ 8,432      $12,071      $17,636
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor             1.84%     1.73%     1.57%        1.62%        1.74%
   After reimbursement of expenses by Advisor              1.30%     1.30%     1.15%(3)     1.23%(3)     1.30%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor              3.37%     1.49%     0.06%        0.08%        0.71%

----------
(1)  Amounts represent less than $0.005 per share.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Amount includes fees waived by distributor (Note 3).

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CASH RESERVES
                                                           FUND
                                                        INCEPTION to
                                                        10/31/06(1)
                                                       -------------
CLASS Y
NET ASSET VALUE at beginning of period                     $ 1.00
                                                           ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                  0.02
                                                           ------
         Total from investment operations                    0.02
                                                           ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income              (0.02)
                                                           ------
         Total distributions                                (0.02)
                                                           ------
Net increase (decrease) in net asset value                     --
                                                           ------
NET ASSET VALUE at end of period                           $ 1.00
                                                           ======
TOTAL RETURN(2)                                              1.57%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                     $2,746
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor               1.35%(5)
   After reimbursement of expenses by Advisor                0.55%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                4.75%(5)

                                                                          BOND FUND
                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------
                                                         2006      2005      2004      2003      2002
                                                       -------   -------   -------   -------   -------
CLASS A
NET ASSET VALUE at beginning of period                 $  9.85   $ 10.17   $ 10.12   $ 10.17   $ 10.23
                                                       -------   -------   -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                               0.42      0.39      0.37      0.40      0.47
      Net realized and unrealized gain (loss)
         on investments                                   0.03     (0.31)     0.07     (0.05)    (0.06)(3)
                                                       -------   -------   -------   -------   -------
         Total from investment operations                 0.45      0.08      0.44      0.35      0.41
                                                       -------   -------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income           (0.42)    (0.40)    (0.39)    (0.40)    (0.47)
                                                       -------   -------   -------   -------   -------
         Total distributions                             (0.42)    (0.40)    (0.39)    (0.40)    (0.47)
                                                       -------   -------   -------   -------   -------
Net increase (decrease) in net asset value                0.03     (0.32)     0.05     (0.05)    (0.06)
                                                       -------   -------   -------   -------   -------
NET ASSET VALUE at end of period                       $  9.88   $  9.85   $ 10.17   $ 10.12   $ 10.17
                                                       =======   =======   =======   =======   =======
TOTAL RETURN(2)                                           4.70%     0.74%     4.46%     3.51%     4.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                 $59,646   $61,942   $59,900   $78,165   $63,069
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor            1.08%     1.07%     1.01%     1.10%     1.17%
   After reimbursement of expenses by Advisor             0.90%     0.90%     0.90%     0.90%     0.90%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor             4.27%     3.82%     3.73%     3.94%     4.62%
Portfolio Turnover(6)                                       33%       43%       81%       75%       90%

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Total return at net asset value and excludes applicable sales charge.

(3) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

(4)  Not annualized.

                                                                           BOND FUND
                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------
                                                         2006      2005       2004      2003      2002
                                                       -------   -------    -------   -------   -------
CLASS B
NET ASSET VALUE at beginning of period                 $  9.85   $ 10.17    $ 10.12   $ 10.18   $ 10.24
                                                       -------   -------    -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                               0.35      0.31       0.30      0.33      0.39
      Net realized and unrealized gain (loss)
         on investments                                   0.03     (0.31)      0.07     (0.06)    (0.05)(2)
                                                       -------   -------    -------   -------   -------
         Total from investment operations                 0.38        --       0.37      0.27      0.34
                                                       -------   -------    -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income           (0.35)    (0.32)     (0.32)    (0.33)    (0.40)
                                                       -------   -------    -------   -------   -------
         Total distributions                             (0.35)    (0.32)     (0.32)    (0.33)    (0.40)
                                                       -------   -------    -------   -------   -------
Net increase (decrease) in net asset value                0.03     (0.32)      0.05     (0.06)    (0.06)
                                                       -------   -------    -------   -------   -------
NET ASSET VALUE at end of period                       $  9.88   $  9.85    $ 10.17   $ 10.12   $ 10.18
                                                       =======   =======    =======   =======   =======
TOTAL RETURN(3)                                           3.91%    (0.01)%     3.68%     2.64%     3.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                 $37,233   $47,588    $55,269   $64,529   $60,517
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor            1.83%     1.82%      1.76%     1.85%     1.92%
   After reimbursement of expenses by Advisor             1.65%     1.65%      1.65%     1.65%     1.65%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor             3.51%     3.08%      2.95%     3.19%     3.87%
Portfolio Turnover(6)                                       33%       43%        81%       75%       90%

                                                       INCEPTION to
                                                        10/31/06(1)
                                                       ------------
CLASS Y
NET ASSET VALUE at beginning of period                   $ 9.61
                                                         ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                0.15
      Net realized and unrealized gain on investments      0.27
                                                         ------
         Total from investment operations                  0.42
                                                         ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.15)
                                                         ------
         Total distributions                              (0.15)
                                                         ------
Net increase in net asset value                            0.27
                                                         ------
NET ASSET VALUE at end of period                         $ 9.88
                                                         ======
TOTAL RETURN(3)                                            4.39%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $6,141
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor             0.89%(5)
   After reimbursement of expenses by Advisor              0.65%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor              4.67%(5)
Portfolio Turnover(4)                                        33%(4)

----------
(1)  Commenced investment operations on June 30, 2006.

(2) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

(3)  Total return at net asset value and excludes applicable sales charge.

(4)  Not annualized.

(5)  Annualized.

(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                HIGH INCOME FUND
                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------
                                                                 2006      2005         2004      2003      2002
                                                               -------   -------      -------   -------   -------
CLASS A
NET ASSET VALUE at beginning of period                         $  7.29   $  7.56      $  7.36   $  6.57   $  7.13
                                                               -------   -------      -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.52      0.49         0.55      0.54      0.58
      Net realized and unrealized gain (loss) on investments      0.07     (0.28)        0.21      0.80     (0.55)
                                                               -------   -------      -------   -------   -------
         Total from investment operations                         0.59      0.21         0.76      1.34      0.03
                                                               -------   -------      -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.52)    (0.48)       (0.56)    (0.55)    (0.59)
                                                               -------   -------      -------   -------   -------
         Total distributions                                     (0.52)    (0.48)       (0.56)    (0.55)    (0.59)
                                                               -------   -------      -------   -------   -------
Net increase (decrease) in net asset value                        0.07     (0.27)        0.20      0.79     (0.56)
                                                               -------   -------      -------   -------   -------
NET ASSET VALUE at end of period                               $  7.36   $  7.29      $  7.56   $  7.36   $  6.57
                                                               =======   =======      =======   =======   =======
TOTAL RETURN(1)                                                   8.33%     2.85%       10.73%    21.09%     0.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $36,281   $43,872      $44,137   $33,024   $18,055
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.22%     1.23%        1.16%     1.38%     1.59%
   After reimbursement of expenses by Advisor                     1.00%     1.00%        1.00%     1.00%     1.00%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     6.98%     6.50%        7.37%     7.73%     8.55%
Portfolio Turnover(3)                                               67%       81%(2)       60%       58%       47%
CLASS B
NET ASSET VALUE at beginning of period                         $  7.31   $  7.58      $  7.37   $  6.59   $  7.14
                                                               -------   -------      -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.47      0.43         0.49      0.49      0.54
      Net realized and unrealized gain (loss) on investments      0.07     (0.28)        0.22      0.78     (0.55)
                                                               -------   -------      -------   -------   -------
         Total from investment operations                         0.54      0.15         0.71      1.27     (0.01)
                                                               -------   -------      -------   -------   -------
   LESS DISTRIBUTIONS:
      Less Distributions:
      Distributions from net investment income                   (0.46)    (0.42)       (0.50)    (0.49)    (0.54)
                                                               -------   -------      -------   -------   -------
         Total distributions                                     (0.46)    (0.42)       (0.50)    (0.49)    (0.54)
                                                               -------   -------      -------   -------   -------
Net increase (decrease) in net asset value                        0.08     (0.27)        0.21      0.78     (0.55)
                                                               -------   -------      -------   -------   -------
NET ASSET VALUE at end of period                               $  7.39   $  7.31      $  7.58   $  7.37   $  6.59
                                                               =======   =======      =======   =======   =======
TOTAL RETURN(1)                                                   7.64%     2.06%       10.02%    19.96%    (0.27)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $17,099   $21,255      $23,349   $21,992   $15,561
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.97%     1.98%        1.91%     2.13%     2.34%
   After reimbursement of expenses by Advisor                     1.75%     1.75%        1.75%     1.75%     1.75%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     6.24%     5.75%        6.63%     6.98%     7.80%
Portfolio Turnover(3)                                               67%       81%(2)       60%       58%       47%

----------
(1)  Total return at net asset value and excludes applicable sales charge.

(2)  Reflects subadvisor change as of February 28, 2005.

(3) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

                                                          HIGH INCOME
                                                             FUND
                                                           INCEPTION
                                                        to 10/31/06(1)
                                                        --------------
CLASS Y
NET ASSET VALUE at beginning of period                    $ 7.21
                                                          ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.16
      Net realized and unrealized gain on investments       0.17
                                                          ------
         Total from investment operations                   0.33
                                                          ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.18)
         Total distributions                               (0.18)
                                                          ------
Net increase in net asset value                             0.15
                                                          ------
NET ASSET VALUE at end of period                          $ 7.36
                                                          ======
TOTAL RETURN(2)                                             4.59%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $2,637
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor              1.06%(5)
   After reimbursement of expenses by Advisor               0.75%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor               7.33%(5)
Portfolio Turnover(7)                                         67%(4)

                                                                             DIVERSIFIED INCOME FUND*
                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                               ---------------------------------------------------
                                                                 2006         2005       2004      2003      2002
                                                               -------      --------   -------   -------   -------
CLASS A
NET ASSET VALUE at beginning of period                         $ 12.25      $  11.81   $ 11.18   $ 10.16   $ 11.28
                                                               -------      --------   -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.26          0.24      0.22      0.25      0.28
      Net realized and unrealized gain (loss) on investments      0.95          0.44      0.64      1.02     (1.12)
                                                               -------      --------   -------   -------   -------
         Total from investment operations                         1.21          0.68      0.86      1.27     (0.84)
                                                               -------      --------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.26)        (0.24)    (0.23)    (0.25)    (0.28)
      Distributions from capital gains                              --            --        --        --     (0.00)(3)
                                                               -------      --------   -------   -------   -------
         Total distributions                                     (0.26)        (0.24)    (0.23)    (0.25)    (0.28)
                                                               -------      --------   -------   -------   -------
Net increase (decrease) in net asset value                        0.95          0.44      0.63      1.02     (1.12)
                                                               -------      --------   -------   -------   -------
NET ASSET VALUE at end of period                               $ 13.20      $  12.25   $ 11.81   $ 11.18   $ 10.16
                                                               =======      ========   =======   =======   =======
TOTAL RETURN(2)                                                   9.97%(6)      5.74%     7.71%    12.72%    (7.59)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $91,339      $107,457   $98,900   $83,606   $70,389
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.21%         1.21%     1.17%     1.32%     1.30%
   After reimbursement of expenses by Advisor                     1.10%         1.10%     1.10%     1.10%     1.10%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     2.01%         1.88%     1.88%     2.38%     2.56%
Portfolio Turnover(7)                                               62%           34%       39%       35%       48%

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Amounts represent less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

(6) In 2006, the Fund's total return included a voluntary reimbursement by the Advisor for a realized investment loss that had no impact on the total return.

(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

*    Formerly the Balanced Fund

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             DIVERSIFIED INCOME FUND*
                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                               ----------------------------------------------------
                                                                 2006         2005      2004       2003       2002
                                                               -------      -------   --------   --------   -------
CLASS B
NET ASSET VALUE at beginning of period                         $ 12.26      $ 11.82   $  11.19   $  10.17   $ 11.29
                                                               -------      -------   --------   --------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.16         0.14       0.13       0.17      0.20
      Net realized and unrealized gain (loss) on investments      0.96         0.44       0.64       1.02     (1.12)
                                                               -------      -------   --------   --------   -------
         Total from investment operations                         1.12         0.58       0.77       1.19     (0.92)
                                                               -------      -------   --------   --------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.16)       (0.14)     (0.14)     (0.17)    (0.20)
      Distributions from capital gains                              --           --         --         --     (0.00)(1)
                                                               -------      -------   --------   --------   -------
         Total distributions                                     (0.16)       (0.14)     (0.14)     (0.17)    (0.20)
                                                               -------      -------   --------   --------   -------
Net increase (decrease) in net asset value                        0.96         0.44       0.63       1.02     (1.12)
                                                               -------      -------   --------   --------   -------
NET ASSET VALUE at end of period                               $ 13.22      $ 12.26   $  11.82   $  11.19   $ 10.17
                                                               =======      =======   ========   ========   =======
TOTAL RETURN(2)                                                   9.23%(4)     4.94%      6.90%     11.87%    (8.27)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $80,486      $98,258   $105,784   $100,787   $90,903
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.96%        1.96%      1.92%      2.07%     2.05%
   After reimbursement of expenses by Advisor                     1.85%        1.85%      1.85%      1.85%     1.85%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     1.27%        1.15%      1.14%      1.63%     1.81%
Portfolio Turnover(5)                                               62%          34%        39%        35%       48%

                                                                              LARGE CAP VALUE FUND
                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------
                                                                 2006       2005       2004      2003      2002
                                                               --------   --------   -------   -------   -------
CLASS A
NET ASSET VALUE at beginning of period                         $  13.20   $  12.19   $ 11.05   $  9.37   $ 11.14
                                                               --------   --------   -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                        0.22       0.16      0.14      0.12      0.10
      Net realized and unrealized gain (loss) on investments       2.23       1.00      1.12      1.64     (1.82)(3)
                                                               --------   --------   -------   -------   -------
         Total from investment operations                          2.45       1.16      1.26      1.76     (1.72)
                                                               --------   --------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                    (0.18)     (0.15)    (0.12)    (0.08)    (0.05)
                                                               --------   --------   -------   -------   -------
         Total distributions                                      (0.18)     (0.15)    (0.12)    (0.08)    (0.05)
                                                               --------   --------   -------   -------   -------
Net increase (decrease) in net asset value                         2.27       1.01      1.14      1.68     (1.77)
                                                               --------   --------   -------   -------   -------
NET ASSET VALUE at end of period                               $  15.47   $  13.20   $ 12.19   $ 11.05   $  9.37
                                                               ========   ========   =======   =======   =======
TOTAL RETURN(2)                                                   18.75%      9.56%    11.48%    18.95%   (15.51)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $113,441   $103,765   $85,855   $68,406   $53,896
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                     1.16%      1.17%     1.13%     1.35%     1.30%
   After reimbursement of expenses by Advisor                      1.00%      1.00%     1.00%     1.00%     1.00%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                      1.53%      1.29%     1.26%     1.29%     0.91%
Portfolio Turnover(5)                                                45%        12%       16%       20%       18%

----------
(1)  Amounts represent less than $0.005 per share.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Calculated based on average shares outstanding.

(4) In 2006, 0.08% of the Fund's total return consisted of a voluntary reimbursement by the Advisor for a realized investment loss. Excluding this reimbursement, the total return would have been 9.15%.

(5) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

*    Formerly the Balanced Fund

                                                                             LARGE CAP VALUE FUND
                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------
                                                                 2006      2005      2004      2003      2002
                                                               -------   -------   -------   -------   -------
CLASS B
NET ASSET VALUE at beginning of period                         $ 12.97   $ 11.98   $ 10.87   $  9.24   $ 11.02
                                                               -------   -------   -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.15      0.09      0.06      0.05      0.02(3)
      Net realized and unrealized gain (loss) on investments      2.16      0.96      1.10      1.60     (1.79)
                                                               -------   -------   -------   -------   -------
         Total from investment operations                         2.31      1.05      1.16      1.65     (1.77)
                                                               -------   -------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.08)    (0.06)    (0.05)    (0.02)    (0.01)
                                                               -------   -------   -------   -------   -------
         Total distributions                                     (0.08)    (0.06)    (0.05)    (0.02)    (0.01)
                                                               -------   -------   -------   -------   -------
Net increase (decrease) in net asset value                        2.23      0.99      1.11      1.63     (1.78)
                                                               -------   -------   -------   -------   -------
NET ASSET VALUE at end of period                               $ 15.20   $ 12.97   $ 11.98   $ 10.87   $  9.24
                                                               =======   =======   =======   =======   =======
TOTAL RETURN(2)                                                  17.86%     8.73%    10.70%    17.93%   (16.09)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $62,766   $74,028   $83,482   $79,765   $72,329
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.90%     1.92%     1.89%     2.10%     2.05%
   After reimbursement of expenses by Advisor                     1.75%     1.75%     1.75%     1.75%     1.75%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     0.80%     0.57%     0.53%     0.54%     0.16%
Portfolio Turnover(6)                                               45%       12%       16%       20%       18%

                                                           INCEPTION
                                                        to 10/31/06(1)
                                                        --------------
CLASS Y
NET ASSET VALUE at beginning of period                    $14.07
                                                          ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.03
      Net realized and unrealized gain on investments       1.38
                                                          ------
         Total from investment operations                   1.41
                                                          ------
Net increase in net asset value                             1.41
                                                          ------
NET ASSET VALUE at end of period                          $15.48
                                                          ======
TOTAL RETURN(2)                                            10.02%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $7,169
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor              0.96%(5)
   After reimbursement of expenses by Advisor               0.75%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor               1.31%(5)
Portfolio Turnover(6)                                         45%(4)

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Calculated based on average shares outstanding.

(4)  Not annualized.

(5)  Annualized.

(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 LARGE CAP GROWTH FUND
                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                               ---------------------------------------------------------
                                                                 2006        2005         2004       2003         2002
                                                               -------     -------      -------    -------      --------
CLASS A
NET ASSET VALUE at beginning of period                         $ 13.72     $ 12.87      $ 11.88    $  9.63      $  12.81
                                                               -------     -------      -------    -------      --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                                0.00(1)     0.08         0.01      (0.00)(1)     (0.02)(3)
      Net realized and unrealized gain (loss) on investments      1.05        0.77         0.98       2.25         (3.11)
                                                               -------     -------      -------    -------      --------
         Total from investment operations                         1.05        0.85         0.99       2.25         (3.13)
                                                               -------     -------      -------    -------      --------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.07)      (0.00)(1)       --         --            --
      Distributions from capital gains                              --          --           --         --         (0.05)
                                                               -------     -------      -------    -------      --------
         Total distributions                                     (0.07)      (0.00)          --         --         (0.05)
                                                               -------     -------      -------    -------      --------
Net increase (decrease) in net asset value                        0.98        0.85         0.99       2.25         (3.18)
                                                               -------     -------      -------    -------      --------
NET ASSET VALUE at end of period                               $ 14.70     $ 13.72      $ 12.87    $ 11.88      $   9.63
                                                               =======     =======      =======    =======      ========
TOTAL RETURN(2)                                                   7.71%       6.61%        8.33%     23.36%       (24.54)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $65,216     $78,785      $73,674    $71,733      $ 55,865
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.45%       1.44%        1.38%      1.64%         1.58%
   After reimbursement of expenses by Advisor                     1.20%       1.20%        1.20%      1.20%         1.20%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     0.09%       0.62%        0.08%      0.05%        (0.16)%
Portfolio Turnover(4)                                              148%         18%          27%        25%           25%
CLASS B
NET ASSET VALUE at beginning of period                         $ 12.98     $ 12.27      $ 11.40    $  9.31      $  12.48
                                                               -------     -------      -------    -------      --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                        (0.09)      (0.01)       (0.08)     (0.08)        (0.11)(3)
      Net realized and unrealized gain (loss) on investments      0.99        0.72         0.95       2.17         (3.01)
                                                               -------     -------      -------    -------      --------
         Total from investment operations                         0.90        0.71         0.87       2.09         (3.12)
                                                               -------     -------      -------    -------      --------
   LESS DISTRIBUTIONS:
      Distributions from capital gains                              --          --           --         --         (0.05)
                                                               -------     -------      -------    -------      --------
         Total distributions                                        --          --           --         --         (0.05)
                                                               -------     -------      -------    -------      --------
Net increase (decrease) in net asset value                        0.90        0.71         0.87       2.09         (3.17)
NET ASSET VALUE at end of period                               $ 13.88     $ 12.98      $ 12.27    $ 11.40      $   9.31
                                                               =======     =======      =======    =======      ========
TOTAL RETURN(2)                                                   6.93%       5.79%        7.63%     22.45%       (25.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $43,975     $54,946      $63,544    $62,832      $ 54,600
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    2.20%       2.19%        2.13%      2.39%         2.33%
   After reimbursement of expenses by Advisor                     1.95%       1.94%        1.95%      1.95%         1.95%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    (0.65)%     (0.09)%      (0.67)%    (0.70)%       (0.91)%
Portfolio Turnover(4)                                              148%         18%          27%        25%           25%

----------
(1)  Amounts represent less than $0.005 per share.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Calculated based on average shares outstanding.

(4) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

                                                                  LARGE CAP
                                                                 GROWTH FUND
                                                                  INCEPTION
                                                               to 10/31/06(1)
                                                               --------------
CLASS Y
NET ASSET VALUE at beginning of period                           $13.71
                                                                 ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                         (0.00)(4)
      Net realized and unrealized gain on investments              1.01
                                                                 ------
         Total from investment operations                          1.01
                                                                 ------
Net increase in net asset value                                    1.01
                                                                 ------
NET ASSET VALUE at end of period                                 $14.72
                                                                 ======
TOTAL RETURN(3)                                                    7.37%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                           $9,939
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                     1.30%(6)
   After reimbursement of expenses by Advisor                      0.95%(6)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     (0.07)%(6)
Portfolio Turnover(7)                                               148%(5)

                                                                              MID CAP VALUE FUND
                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------
                                                                 2006      2005      2004      2003      2002
                                                               -------   -------   -------   -------   -------
CLASS A
NET ASSET VALUE at beginning of period                         $ 14.08   $ 12.44   $ 11.12   $  8.64   $  9.48
                                                               -------   -------   -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.10      0.03      0.09      0.01      0.02(2)
      Net realized and unrealized gain (loss) on investments      2.32      1.70      1.23      2.47     (0.85)
                                                               -------   -------   -------   -------   -------
         Total from investment operations                         2.42      1.73      1.32      2.48     (0.83)
                                                               -------   -------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.01)    (0.09)       --        --     (0.01)
      Distributions from capital gains                           (0.95)       --        --        --     (0.00)(4)
                                                               -------   -------   -------   -------   -------
         Total distributions                                     (0.96)    (0.09)       --        --     (0.01)
                                                               -------   -------   -------   -------   -------
Net increase (decrease) in net asset value                        1.46      1.64      1.32      2.48     (0.84)
                                                               -------   -------   -------   -------   -------
NET ASSET VALUE at end of period                               $ 15.54   $ 14.08   $ 12.44   $ 11.12   $  8.64
                                                               =======   =======   =======   =======   =======
TOTAL RETURN(3)                                                  17.93%    13.95%    11.87%    28.70%    (8.79)%
RATIOS/SUPPLEMENTAL DATA:                                      $34,364   $44,126   $40,103   $31,591   $22,650
Net Assets at end of period (in 000's)
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                   1.68%      1.70%     1.61%     1.92%     1.97%
   After reimbursement of expenses by Advisor                    1.40%      1.40%     1.40%     1.40%     1.40%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     0.53%     0.20%     0.77%     0.17%     0.18%
Portfolio Turnover(7)                                              108%       37%       21%       25%       31%

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Calculated based on average shares outstanding.

(3)  Total return at net asset value and excludes applicable sales charge.

(4)  Amounts represent less than $0.005 per share.

(5)  Not annualized.

(6)  Annualized.

(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        MID CAP VALUE FUND
                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------
                                                         2006       2005       2004        2003       2002
                                                       -------    -------    -------     -------    -------
CLASS B
NET ASSET VALUE at beginning of period                 $ 13.67    $ 12.09    $ 10.91     $  8.54    $  9.43
                                                       -------    -------    -------     -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                       (0.03)     (0.07)      0.00(4)    (0.05)     (0.06)(3)
      Net realized and unrealized gain (loss)
         on investments                                   2.27       1.65       1.18        2.42      (0.83)
                                                       -------    -------    -------     -------    -------
         Total from investment operations                 2.24       1.58       1.18        2.37      (0.89)
                                                       -------    -------    -------     -------    -------
   LESS DISTRIBUTIONS:
      Distributions from capital gains                   (0.95)        --         --          --      (0.00)(4)
                                                       -------    -------    -------     -------    -------
         Total distributions                             (0.95)        --         --          --      (0.00)
                                                       -------    -------    -------     -------    -------
Net increase (decrease) in net asset value                1.29       1.58       1.18        2.37      (0.89)
                                                       -------    -------    -------     -------    -------
NET ASSET VALUE at end of period                       $ 14.96    $ 13.67    $ 12.09     $ 10.91    $  8.54
                                                       =======    =======    =======     =======    =======
TOTAL RETURN(2)                                          17.04%     13.07%     10.82%      27.75%     (9.43)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                 $24,813    $22,633    $20,104     $16,721    $11,765
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor            2.45%      2.45%      2.36%       2.67%      2.72%
   After reimbursement of expenses by Advisor             2.15%      2.15%      2.15%       2.15%      2.15%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor            (0.20)%    (0.55)%     0.01%      (0.58)%    (0.57)%
Portfolio Turnover(7)                                      108%        37%        21%         25%        31%

                                                        INCEPTION to
                                                         10/31/06(1)
                                                        ------------
CLASS Y
NET ASSET VALUE at beginning of period                     $14.54
                                                           ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                  0.02
      Net realized and unrealized gain on investments        1.00
                                                           ------
         Total from investment operations                    1.02
                                                           ------
Net increase in net asset value                              1.02
                                                           ------
NET ASSET VALUE at end of period                           $15.56
                                                           ======
TOTAL RETURN(2)                                              6.95%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                     $5,531
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor               1.63%(6)
   After reimbursement of expenses by Advisor                1.15%(6)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                0.97%(6)
Portfolio Turnover(7)                                         108%(5)

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Total return at net asset value and excludes applicable sales charge.

(3)  Calculated based on average shares outstanding.

(4)  Amounts represent less than $0.005 per share.

(5)  Not annualized.

(6)  Annualized.

(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

                                                                               MID CAP GROWTH FUND
                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------
                                                                 2006       2005       2004      2003       2002
                                                               -------    -------    -------    ------    -------
CLASS A
NET ASSET VALUE at beginning of period                         $  5.36    $  4.83    $  4.46    $ 3.49    $  4.27
                                                               -------    -------    -------    ------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                        (0.04)     (0.01)     (0.03)    (0.03)     (0.02)(2)
      Net realized and unrealized gain (loss) on investments      0.95       0.54       0.40      1.00      (0.76)
                                                               -------    -------    -------    ------    -------
         Total from investment operations                         0.91       0.53       0.37      0.97      (0.78)
                                                               -------    -------    -------    ------    -------
Net increase (decrease) in net asset value                        0.91       0.53       0.37      0.97      (0.78)
                                                               -------    -------    -------    ------    -------
NET ASSET VALUE at end of period                               $  6.27    $  5.36    $  4.83    $ 4.46    $  3.49
                                                               =======    =======    =======    ======    =======
TOTAL RETURN(2)                                                  16.98%     10.97%      8.30%    27.79%    (18.27)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $33,899    $32,395    $25,897    $4,366    $ 7,915
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.61%      1.69%      1.62%     2.40%      2.60%
   After reimbursement of expenses by Advisor                     1.20%      1.19%      1.20%     1.20%      1.20%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    (0.59)%    (0.25)%    (0.64)%   (0.42)%    (0.55)%
Portfolio Turnover(3)                                              207%        92%        71%      123%       214%
CLASS B
NET ASSET VALUE at beginning of period                         $  5.14    $  4.67    $  4.34    $ 3.42    $  4.22
                                                               -------    -------    -------    ------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                        (0.08)     (0.05)     (0.06)    (0.02)     (0.05)(2)
      Net realized and unrealized gain (loss) on investments      0.90       0.52       0.39      0.94      (0.75)
                                                               -------    -------    -------    ------    -------
         Total from investment operations                         0.82       0.47       0.33      0.92      (0.80)
                                                               -------    -------    -------    ------    -------
Net increase (decrease) in net asset value                        0.82       0.47       0.33      0.92      (0.80)
                                                               -------    -------    -------    ------    -------
NET ASSET VALUE at end of period                               $  5.96    $  5.14    $  4.67    $ 4.34    $  3.42
                                                               =======    =======    =======    ======    =======
TOTAL RETURN(2)                                                  16.15%     10.06%      7.60%    26.90%    (18.96)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $15,754    $14,464    $13,030    $9,935    $ 6,050
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    2.35%      2.44%      2.37%     3.15%      3.35%
   After reimbursement of expenses by Advisor                     1.95%      1.94%      1.95%     1.95%      1.95%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    (1.36)%    (0.98)%    (1.39)%   (1.17)%    (1.30)%
Portfolio Turnover(3)                                              207%        92%        71%      123%       214%

----------
(1)  Total return at net asset value and excludes applicable sales charge.

(2)  Calculated based on average shares outstanding.

(3) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                           MID CAP
                                                         GROWTH FUND
                                                        INCEPTION to
                                                         10/31/06(1)
                                                        ------------
CLASS Y
NET ASSET VALUE at beginning of period                    $ 5.84
                                                          ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                  (0.01)
      Net realized and unrealized gain on investments       0.44
                                                          ------
         Total from investment operations                   0.43
                                                          ------
Net increase in net asset value                             0.43
                                                          ------
NET ASSET VALUE at end of period                          $ 6.27
                                                          ======
TOTAL RETURN(3)                                             7.53%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $7,830
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor              1.47%(5)
   After reimbursement of expenses by Advisor               0.95%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor              (0.58)%(5)
Portfolio Turnover(6)                                        207%(4)

                                                                           INTERNATIONAL STOCK FUND
                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------
                                                                 2006      2005      2004      2003      2002
                                                               -------   -------   -------   -------   -------
CLASS A
NET ASSET VALUE at beginning of period                         $ 12.65   $ 10.56   $  8.92   $  7.00   $  7.31
                                                               -------   -------   -------   -------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.15      0.14      0.08      0.10      0.07(2)
      Net realized and unrealized gain (loss) on investments      3.01      2.05      1.66      1.88     (0.38)
                                                               -------   -------   -------   -------   -------
         Total from investment operations                         3.16      2.19      1.74      1.98     (0.31)
                                                               -------   -------   -------   -------   -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.14)    (0.10)    (0.10)    (0.06)       --
      Distributions from capital gains                           (0.01)       --        --        --        --
                                                               -------   -------   -------   -------   -------
         Total distributions                                     (0.15)    (0.10)    (0.10)    (0.06)       --
                                                               -------   -------   -------   -------   -------
Net increase (decrease) in net asset value                        3.01      2.09      1.64      1.92     (0.31)
                                                               -------   -------   -------   -------   -------
NET ASSET VALUE at end of period                               $ 15.66   $ 12.65   $ 10.56   $  8.92   $  7.00
                                                               =======   =======   =======   =======   =======
   TOTAL RETURN(3)                                               25.11%    20.81%    19.56%    28.46%    (4.24)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $78,958   $58,825   $43,915   $33,664   $25,732
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                    1.87%     1.90%     1.85%     2.11%     2.29%
   After reimbursement of expenses by Advisor                     1.60%     1.60%     1.60%     1.60%     1.60%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                     1.03%     1.15%     0.76%     1.30%     0.69%
Portfolio Turnover(6)                                               63%       64%       45%       34%       47%

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Calculated based on average shares outstanding.

(3)  Total return at net asset value and excludes applicable sales charge.

(4)  Not annualized.

(5)  Annualized.

(6) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

                                                                         INTERNATIONAL STOCK FUND
                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------
                                                              2006      2005     2004        2003        2002
                                                            -------   -------   ------      ------      ------
CLASS B
NET ASSET VALUE at beginning of period                      $ 12.48   $ 10.41   $ 8.78      $ 6.89      $ 7.25
                                                            -------   -------   ------      ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                             0.03      0.04    (0.00)(4)    0.04        0.02(2)
      Net realized and unrealized gain (loss) on
         investments                                           2.98      2.04     1.64        1.85       (0.38)
                                                            -------   -------   ------      ------      ------
         Total from investment operations                      3.01      2.08     1.64        1.89       (0.36)
                                                            -------   -------   ------      ------      ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                (0.03)    (0.01)   (0.01)      (0.00)(4)      --
      Distributions from capital gains                        (0.01)       --       --          --          --
                                                            -------   -------   ------      ------      ------
         Total distributions                                  (0.04)    (0.01)   (0.01)      (0.00)         --
                                                            -------   -------   ------      ------      ------
Net increase (decrease) in net asset value                     2.97      2.07     1.63        1.89       (0.36)
                                                            -------   -------   ------      ------      ------
NET ASSET VALUE at end of period                            $ 15.45   $ 12.48   $10.41      $ 8.78      $ 6.89
                                                            =======   =======   ======      ======      ======
TOTAL RETURN(3)                                               24.18%    20.00%   18.67%      27.44%      (4.97)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                      $16,175   $10,922   $7,559      $5,806      $4,591
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                 2.62%     2.65%    2.59%       2.86%       3.04%
   After reimbursement of expenses by Advisor                  2.35%     2.35%    2.35%       2.35%       2.35%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                  0.32%     0.41%    0.03%       0.55%      (0.06)%
Portfolio Turnover(7)                                            63%       64%      45%         34%         47%

                                                        INCEPTION to
                                                         10/31/06(1)
                                                        ------------
CLASS Y
NET ASSET VALUE at beginning of period                    $14.57
                                                          ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.01
      Net realized and unrealized gain on investments       1.10
                                                          ------
         Total from investment operations                   1.11
                                                          ------
Net increase in net asset value                             1.11
                                                          ------
NET ASSET VALUE at end of period                          $15.68
                                                          ======
TOTAL RETURN(3)                                             7.62%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                    $9,025
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor              1.72%(6)
   After reimbursement of expenses by Advisor               1.35%(6)
Ratio of net investment income to average net assets
   After reimbursement expenses by Advisor                  0.48%(6)
Portfolio Turnover(7)                                         63%(5)

----------
(1)  Commenced investment operations on June 30, 2006.

(2)  Calculated based on average shares outstanding.

(3)  Total return at net asset value and excludes applicable sales charge.

(4)  Amounts represent less than $0.005 per share.

(5)  Not annualized.

(6)  Annualized.

(7) Portfolio turnover is calculated at the Fund level and represents the entire fiscal year period.

PRIVACY NOTICE

MEMBERS Capital Advisors values the trust and confidence you place in us by investing in the MEMBERS Mutual Funds. We have adopted policies and practices designed to protect your personal information. Protecting your privacy is paramount in our dedication to providing you with optimal service, as well as offering you a variety of investment products.

PERSONAL INFORMATION WE COLLECT

We only collect information about you that is necessary to establish and administer your account and communicate information about new opportunities to meet your financial goals, including:

     - information we receive from your application or other forms you provide us such as name, address, age, Social Security number, name of your beneficiary(ies), etc.; and information about your transactions with us such as the type of product you buy, the shares you purchase, your method of purchase, etc.

PERSONAL INFORMATION WE MAY DISCLOSE

We may disclose the information we collect about you, as described above and as permitted by law, to affiliates and non-affiliates when necessary to process your transactions or service your account. Some examples of information we may disclose include:

     -    information to process account transactions you request or authorize;

     - information to perform data processing services to maintain your records;

     - information to perform services on our behalf, such as to print and distribute mailings or fund reports; and

     - information shared in connection with legal proceedings, such as responding to a subpoena.

PROTECTIONS WE PLACE ON YOUR PERSONAL INFORMATION

We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information. These practices comply with federal and state regulations and include, among other things:

     - restricting access of nonpublic personal information to designated personnel on a "need to know" basis to provide you products or services;

     - restricting access of nonpublic personal information to designated personnel responsible for maintaining information security practices; and prohibiting disclosure of nonpublic personal information of former customers to unaffiliated third parties unless required by law.

MEMBERS Capital Advisors' goal is to help our customers achieve their financial aspirations. We appreciate your business and look forward to serving your long-term investment needs. In light of the various ways our products are distributed, you may also receive other privacy notices from your financial representative or the broker/dealer with whom you conduct your business. Please read these notices carefully - protecting personal information should be everyone's business. If you have questions about our privacy practices, please call us at 1-800-877-6089.

               (The privacy notice is not part of the prospectus.)

MORE INFORMATION ABOUT MEMBERS MUTUAL FUNDS

THE FOLLOWING DOCUMENTS CONTAIN MORE INFORMATION ABOUT THE FUNDS AND ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year (other than the Cash Reserves Fund).

Requesting Documents. You may request a copy of any of these reports, make shareholder inquiries, or request further information about the funds by contacting your financial representative or by contacting the funds at: MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390; telephone: 1-800-877-6089;
internet: www.membersfunds.com.

Public Information. You can review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the funds also are available on the EDGAR database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street NE, Washington, D.C. 20549-0102.

                                                              Investment Company
                                                              File No. 811-08261